As filed with the Securities and Exchange Commission on September 25, 2007.

1933 Act Registration No. 333-16617

1940 Act Registration No. 811-07747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 17	☒

(Check appropriate box or boxes)

Nuveen Multistate Trust I

(Exact name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois (Address of Principal Executive Office)	60606 (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	With a copy to: Thomas S. Harman Morgan Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485	☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485	☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS

OF

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

FILE NO. 333-16617

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

FILE NO. 811-07747

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—

Prospectus For:

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Prospectus For:

Nuveen Florida Preference Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

Part B—The Statement of Additional Information

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investments Municipal Bond Funds

PROSPECTUS    SEPTEMBER 28, 2007

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

September 28, 2007

Section 1    The Funds

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Section 1    The Funds

1

Nuveen Arizona Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

2

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 4.97% and -2.71%, respectively for the quarters ended 9/30/02 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.22%	3.73%	4.44%
Class B	-	0.19%	3.69%	4.26%
Class C		4.04%	4.07%	4.31%
Class R		4.80%	4.83%	5.09%
Class A (Offer) Returns:
After Taxes on Distributions		0.15%	3.66%	4.37%
After Taxes on Distributions and Sale of Shares		1.56%	3.81%	4.44%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Arizona Municipal Bond Index[2]		4.68%	5.16%	5.45%
Lipper Peer Group[3]		5.22%	4.95%	4.87%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.13%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Arizona Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Arizona bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R
Management Fees	.54%	.54%	.54%	.54%

12b-1 Distribution and Service Fees[11]	.20%	.95%	.75%	—

Interest and Related Expenses from Inverse Floaters[12]	.13%	.13%	.13%	.13%

Other Expenses	.14%	.15%	.14%	.14%

Total Annual Fund Operating Expenses—Gross	1.01%	1.77%	1.56%	.81%

Custody Fee Credits[13]	(.02%)	(.02%)	(.02%)	(.02%)

Total Annual Fund Operating Expenses—Net	.99%	1.75%	1.54%	.79%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$519	$580	$159	$83	$519	$180	$159	$83

3 Years	$728	$857	$493	$259	$728	$557	$493	$259

5 Years	$954	$1,059	$850	$450	$954	$959	$850	$450

10 Years	$1,604	$1,883	$1,856	$1,002	$1,604	$1,883	$1,856	$1,002

3.	The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Arizona Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate instruments held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

3

Nuveen Colorado Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Colorado bonds. In addition, as a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

4

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 4.29% and -2.67%, respectively, for the quarters ended 9/30/04 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.10%	4.25%	4.69%
Class B	-	0.26%	4.20%	4.53%
Class C		3.89%	4.56%	4.55%
Class R		4.66%	5.35%	5.34%
Class A (Offer) Returns:
After Taxes on Distributions		0.10%	4.25%	4.67%
After Taxes on Distributions and Sale of Shares		1.44%	4.26%	4.68%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Colorado Municipal Bond Index[2]		4.96%	5.74%	5.83%
Lipper Peer Group[3]		4.28%	4.91%	5.06%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.20%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Colorado Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Colorado bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R
Management Fees	.54%		.54%		.54%		.54%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Other Expenses	.16%		.17%		.16%		.16%

Total Annual Fund Operating Expenses—Gross	.90%		1.66%		1.45%		.70%

Custody Fee Credits[12]	(.02%	)	(.03%	)	(.02%	)	(.03%	)

Total Annual Fund Operating Expenses—Net	.88%		1.63%		1.43%		.67%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$508	$569	$148	$72	$508	$169	$148	$72

3 Years	$695	$823	$459	$224	$695	$523	$459	$224

5 Years	$898	$1,002	$792	$390	$898	$902	$792	$390

10 Years	$1,481	$1,763	$1,735	$871	$1,481	$1,763	$1,735	$871

3.	The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Colorado Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

5

Nuveen New Mexico Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in New Mexico bonds. In addition, as a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

6

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 4.30% and -2.54%, respectively, for the quarters ended 9/30/02 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.06%	4.00%	4.51%
Class B	-	0.30%	3.95%	4.34%
Class C		3.97%	4.34%	4.40%
Class R		4.63%	5.11%	5.18%
Class A (Offer) Returns:
After Taxes on Distributions		0.06%	4.00%	4.51%
After Taxes on Distributions and Sale of Shares		1.34%	4.04%	4.51%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers New Mexico Municipal Bond Index[2]		4.02%	5.02%	5.42%
Lipper Peer Group[3]		4.41%	4.44%	4.65%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.15%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers New Mexico Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt New Mexico bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R
Management Fees	.54%		.54%		.54%		.54%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Other Expenses	.15%		.16%		.15%		.15%

Total Annual Fund Operating Expenses—Gross	.89%		1.65%		1.44%		.69%

Custody Fee Credits[12]	(.02%	)	(.03%	)	(.02%	)	(.02%	)

Total Annual Fund Operating Expenses—Net	.87%		1.62%		1.42%		.67%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$507	$568	$147	$70	$507	$168	$147	$70

3 Years	$692	$820	$456	$221	$692	$520	$456	$221

5 Years	$892	$997	$787	$384	$892	$897	$787	$384

10 Years	$1,470	$1,752	$1,724	$859	$1,470	$1,752	$1,724	$859

3.	The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

7

Section 2    How We Manage Your Money

To help you understand how the funds’ assets are managed, this section includes a detailed discussion of the adviser’s investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds’ investment portfolios, managing the funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.

NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). Founded in 1898, Nuveen Investments and its affiliates had approximately $172 billion in assets under management, as of June 30, 2007. Nuveen Investments presently is a publicly-traded company.

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the investment management agreements between the funds and NAM and will result in the automatic termination of each agreement. The Board of Trustees of the funds has considered a new investment management agreement with NAM. The new agreement is expected to be presented to the funds’ shareholders for approval at the shareholders’ meeting scheduled for October 12, 2007 and, if approved by shareholders, would take effect upon consummation of the merger or such later time as shareholder approval is obtained.

The investors led by Madison Dearborn Partners, LLC include an affiliate of Merrill Lynch. Upon consummation of the merger, it is anticipated that Merrill Lynch will be an indirect “affiliated person” (as that term is defined in the 1940 Act) of the funds. As a result, the funds would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM and the funds do not believe that any such prohibition or limitation would have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

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There will be no change in the portfolio management of the funds or in the funds’ investment objectives or policies as a result of these transactions.

NAM is responsible for the execution of specific investment strategies and day-to-day investment operations. NAM manages the funds using a team of analysts and portfolio managers that focuses on a specific group of funds. The day-to-day operation of the funds and the execution of their specific investment strategies are the responsibility of the designated portfolio manager described below.

Scott R. Romans, PhD, has been the portfolio manager for the Arizona, Colorado and New Mexico Funds since 2003. Currently, Scott Romans manages 29 Nuveen-sponsored investment companies. He has been Vice President of NAM since 2004, Portfolio Manager since 2003, and was, formerly, Assistant Vice President (2003-2004) and Senior Analyst (2000-2003). He holds an undergraduate degree from the University of Pennsylvania and an MA and PhD from the University of Chicago.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at http://www.nuveen.com/MF/resources/eReports.aspx.

For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of average net assets:

Nuveen Arizona Municipal Bond Fund	.54%

Nuveen Colorado Municipal Bond Fund	.54%

Nuveen New Mexico Municipal Bond Fund	.54%

Information regarding the Board of Trustees’ approval of investment management agreements is currently available in the funds’ annual report for the period ended May 31, 2007.

Each fund’s investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax (“AMT”).

States, local governments and municipalities and other issuing authorities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer’s incentive to continue making appropriations until maturity.

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The funds may invest in inverse floating rate securities, sometimes referred to as “inverse floaters.” Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels—rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds may buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds may buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the funds may buy more bonds from issuers in that industry. In that case, the funds’ portfolio composition would change from time to time.

Quality Municipal Bonds

The funds primarily invest in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the funds’ investment adviser to be of comparable quality. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but will generally maintain under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

Inverse Floating Rate Securities

The funds may invest up to 15% of their net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (i) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (ii) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

Short-Term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See “How We Manage Risk—Hedging and Other Defensive Investment Strategies.” The funds may invest in short-term,

Section 2     How We Manage Your Money

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high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

When-Issued Delayed-Delivery and Forward Commitment Transactions

Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. These transactions involve an additional element of risk because, although the funds will not have made any cash outlay prior to the settlement date, the value of the security to be purchased may decline before that settlement date.

Municipal “forwards” pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and “lock in” a currently attractive interest rate.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for each fund in the “Find A Fund” section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds’ website is generally made available approximately 5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Investment Philosophy

NAM believes that the tax treatment of municipal securities and the structural characteristics in the municipal securities market create opportunities to enhance the after-tax total return and diversification of the investment portfolios of taxable investors.

Investment Process

NAM believes that a value-oriented investment strategy that seeks to identify underrated and undervalued securities and sectors is positioned to capture the opportunities inherent in the municipal securities market and potentially outperform the general municipal securities market over time. The primary elements of NAM’s investment process are:

•	Credit Analysis and Surveillance

•	Sector Analysis

•	Diversification

•	Trading Strategies

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•	Sell Discipline

•	Yield Curve and Structural Analysis

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced with new securities during a year is known as the fund’s portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable or unwilling to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions and the related risk that the value of a bond would likely decline because of concerns about the issuer’s ability to make such payments. Credit risk is higher for the funds because they invest in below investment grade municipal bonds. In addition, the funds may purchase municipal bonds that represent lease obligations that involve special risks because the issuer may not be obligated to appropriate money annually to make payments under the lease.

Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Interest rate risk may be increased by a fund’s investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments.

State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund’s investment portfolio. For more information, see the Statement of Additional Information. These risks may be greater for the Colorado and New Mexico Funds, which as non-diversified funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

In addition to the principal risks described above, you should also be aware of the following risks.

Income risk: The risk that the income from a fund’s portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund’s income may decrease if short-term interest rates rise.

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Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund’s assets can decline as can the value of the fund’s distributions.

Tax risk: Income from municipal bonds held by the funds could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and avoid excessive concentration. For example, each fund may not have more than 25% in any one industry such as electric utilities or health care. As a diversified fund, the Arizona Fund also may not have more than 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

Temporary Short-Term Investments

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund’s investment portfolio may fall below the defined range described under “Portfolio Maturity” and the fund may not achieve its objective. The funds do not expect to invest substantial amounts in short-term investments as a defensive measure except under extraordinary circumstances.

Derivatives and Other Investment Strategies

In addition to the funds’ principal investment strategies, the funds may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital or alternatively to lengthen a fund’s effective portfolio duration. These strategies include using financial futures contracts, swap contracts, options on financial futures, options on swap contracts or by entering into interest rate swap, credit default swap, or total return swap transactions or other derivative securities whose prices, in NAM’s opinion, correlate with the prices of the funds’ investments. We use these strategies to shorten or lengthen the effective duration, and therefore the interest rate risk, of the funds’ portfolio, and to adjust other aspects of the portfolio’s risk/return profile. The funds may use these strategies if the funds deem it more efficient from a transaction cost, total return or income standpoint than selling and/or investing in cash securities.

Section 2    How We Manage Your Money

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Section 3    How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of .20% of the fund’s average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price		Sales Charge as % of Net Amount Invested	Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.20%		4.38%	3.70%

$50,000 but less than $100,000	4.00		4.18	3.50

$100,000 but less than $250,000	3.50		3.63	3.00

$250,000 but less than $500,000	2.50		2.56	2.00

$500,000 but less than $1,000,000	2.00		2.04	1.50

$1,000,000 and over	—	[1]	—	1.00	[1]

[1]

You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge (“CDSC”) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no financial intermediary of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower,

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according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no financial intermediary of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year’s service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class R Shares

You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in “How to Reduce Your Sales Charge” (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

•	Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group’s aggregate purchases.

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For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or More.

•	Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

•	Certain Employer-Sponsored Retirement Plans.

•

Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

•

Financial Intermediary Personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional Categories of Investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Class R Eligibility

Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees, and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.
nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.

Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a

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breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price, otherwise you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

On-line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the

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log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

From Your Bank Account

You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

From Your Paycheck

With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

Systematic Exchanging

You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Benefits of Systematic Investing

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

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If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Special Services—Fund Direct”), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

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An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Advisor

You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

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An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

On-line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year at year end. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Effective December 1, 2007, the record date will be moved to 3 business days prior to the payable date. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund’s net asset value. This policy is designed to result in the distribution of substantially all of the funds’ net income over time.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds’ normal investment activities. The funds’ distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds’ long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds’ taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of

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your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes. A sale may result in capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less and long-term if you held the shares for more than 12 months at the time of disposition.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend”. The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

Taxable Equivalent of Tax-Free Yields

	To Equal a Tax-Free Yield of:

	3.00%	4.00%	5.00%	6.00%
Tax Bracket:	A Taxable Investment Would Need to Yield:
25%	4.00%	5.33%	6.67%	8.00%

28%	4.17%	5.56%	6.94%	8.33%

33%	4.48%	5.97%	7.46%	8.96%

35%	4.62%	6.15%	7.69%	9.23%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

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Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate financial intermediaries, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2006, these payments in the aggregate were approximately .015% to .020% of the assets in the Nuveen Funds, although payments to particular financial intermediaries can be significantly higher. Please see the Statement of Additional Information for more information about these payments. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund

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shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value (“NAV”) per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. NAV is calculated for each class of each fund by taking the market value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued daily at market value. The prices of fixed income securities are provided by a pricing service and are based on the mean between the bid and asked price. When price quotes are not readily available, which is typically the case for municipal bond, the pricing service establishes a security’s fair value based on various factors, including prices of comparable fixed income securities utilizing a matrix pricing system. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be different from the value realized upon the sale of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to: restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

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Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The Nuveen Funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

Each fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. Each fund also reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional

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26

Information on the Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the Statement of Additional Information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

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Section 5    Financial Highlights

The financial highlights table is intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for each of the last five fiscal years has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Arizona Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (10/86)
2007	$10.60	$.42	$.05	$.47	$(.41)	$(.05)	$(.46)	$10.61	4.51%	$60,748	1.01%	3.94%	19%
2006	10.87	.43	(.27)	.16	(.42)	(.01)	(.43)	10.60	1.58	62,420.90		3.98	21
2005	10.73	.46	.30	.76	(.46)	(.16)	(.62)	10.87	7.28	69,432.90		4.20	26
2004	11.35	.48	(.61)	(.13)	(.49)	—	(.49)	10.73	(1.19)	69,355.94		4.34	10
2003	10.91	.51	.47	.98	(.52)	(.02)	(.54)	11.35	9.23	75,255.92		4.56	14

Class B (2/97)
2007	10.59	.34	.06	.40	(.33)	(.05)	(.38)	10.61	3.80	3,216	1.77	3.19	19
2006	10.85	.35	(.26)	.09	(.34)	(.01)	(.35)	10.59	.88	4,021	1.65	3.23	21
2005	10.72	.38	.29	.67	(.38)	(.16)	(.54)	10.85	6.37	4,791	1.65	3.46	26
2004	11.33	.40	(.61)	(.21)	(.40)	—	(.40)	10.72	(1.85)	6,162	1.69	3.59	10
2003	10.89	.42	.48	.90	(.44)	(.02)	(.46)	11.33	8.43	6,745	1.67	3.81	14

Class C (2/94)
2007	10.58	.36	.06	.42	(.35)	(.05)	(.40)	10.60	4.04	9,020	1.56	3.40	19
2006	10.85	.37	(.27)	.10	(.36)	(.01)	(.37)	10.58	1.01	8,951	1.45	3.44	21
2005	10.71	.40	.30	.70	(.40)	(.16)	(.56)	10.85	6.71	8,462	1.45	3.65	26
2004	11.33	.42	(.61)	(.19)	(.43)	—	(.43)	10.71	(1.73)	7,481	1.49	3.80	10
2003	10.90	.45	.46	.91	(.46)	(.02)	(.48)	11.33	8.56	9,289	1.47	4.01	14

Class R (2/97)
2007	10.59	.45	.05	.50	(.43)	(.05)	(.48)	10.61	4.79	15,258.81		4.14	19
2006	10.86	.45	(.27)	.18	(.44)	(.01)	(.45)	10.59	1.75	14,876.70		4.19	21
2005	10.72	.48	.30	.78	(.48)	(.16)	(.64)	10.86	7.47	15,656.70		4.41	26
2004	11.33	.50	(.60)	(.10)	(.51)	—	(.51)	10.72	(.93)	16,198.74		4.55	10
2003	10.90	.53	.47	1.00	(.55)	(.02)	(.57)	11.33	9.38	19,351.72		4.76	14

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .99%, 1.75%, 1.54% and .79% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 3.96%, 3.21%, 3.42% and 4.16% for classes A, B, C and R, respectively.

(d)	The expense ratios for the year ended May 31, 2007, in the above table reflect, among other things, the interest expense deemed to have been paid by the fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the fund. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.13% for each share class.

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Nuveen Colorado Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (5/87)
2007	$10.30	$.42	$.02	$.44	$(.42)	$—	$(.42)	$10.32	4.31%	$32,203.90%		3.99%	17%
2006	10.56	.42	(.26)	.16	(.42)	—	(.42)	10.30	1.55	31,512.94		4.03	28
2005	10.03	.43	.51	.94	(.41)	—	(.41)	10.56	9.50	32,345.93		4.10	29
2004	10.52	.45	(.49)	(.04)	(.45)	—	(.45)	10.03	(.34)	30,658.95		4.34	49
2003	10.15	.48	.38	.86	(.49)	—	(.49)	10.52	8.70	32,732.95		4.66	12

Class B (2/97)
2007	10.30	.34	.02	.36	(.34)	—	(.34)	10.32	3.53	2,843	1.66	3.25	17
2006	10.56	.34	(.26)	.08	(.34)	—	(.34)	10.30	.79	4,225	1.69	3.28	28
2005	10.04	.35	.50	.85	(.33)	—	(.33)	10.56	8.61	5,491	1.68	3.35	29
2004	10.53	.37	(.48)	(.11)	(.38)	—	(.38)	10.04	(1.04)	5,867	1.70	3.59	49
2003	10.16	.40	.39	.79	(.42)	—	(.42)	10.53	7.93	6,310	1.70	3.92	12

Class C (2/97)
2007	10.28	.36	.03	.39	(.37)	—	(.37)	10.30	3.78	7,034	1.45	3.44	17
2006	10.54	.36	(.25)	.11	(.37)	—	(.37)	10.28	1.03	5,184	1.49	3.48	28
2005	10.02	.37	.51	.88	(.36)	—	(.36)	10.54	8.85	5,077	1.48	3.55	29
2004	10.51	.39	(.48)	(.09)	(.40)	—	(.40)	10.02	(.87)	5,234	1.50	3.80	49
2003	10.14	.42	.39	.81	(.44)	—	(.44)	10.51	8.14	6,801	1.49	4.11	12

Class R (2/97)
2007	10.29	.44	.02	.46	(.44)	—	(.44)	10.31	4.56	1,967.70		4.19	17
2006	10.55	.44	(.26)	.18	(.44)	—	(.44)	10.29	1.78	938.74		4.24	28
2005	10.03	.45	.50	.95	(.43)	—	(.43)	10.55	9.65	809.73		4.30	29
2004	10.52	.47	(.48)	(.01)	(.48)	—	(.48)	10.03	(.11)	647.75		4.54	49
2003	10.16	.50	.38	.88	(.52)	—	(.52)	10.52	8.84	799.75		4.87	12

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .88%, 1.63%, 1.43% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 4.02%, 3.27%, 3.46% and 4.21% for classes A, B, C and R, respectively.

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Nuveen New Mexico Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (9/92)
2007	$10.29	$.41	$ .05	$ .46	$(.39)	$—	$(.39)	$10.36	4.51%	$48,069.89%		3.90%	9%
2006	10.57	.41	(.28)	.13	(.41)	—	(.41)	10.29	1.29	45,044.91		3.86	13
2005	10.07	.43	.50	.93	(.43)	—	(.43)	10.57	9.41	42,608.92		4.14	12
2004	10.66	.45	(.58)	(.13)	(.46)	—	(.46)	10.07	(1.28)	41,789.93		4.36	20
2003	10.27	.47	.40	.87	(.48)	—	(.48)	10.66	8.65	47,478.93		4.48	8

Class B (2/97)
2007	10.29	.33	.05	.38	(.31)	—	(.31)	10.36	3.73	3,336	1.65	3.15	9
2006	10.57	.33	(.27)	.06	(.34)	—	(.34)	10.29	.54	3,940	1.66	3.10	13
2005	10.07	.35	.50	.85	(.35)	—	(.35)	10.57	8.59	5,007	1.67	3.39	12
2004	10.66	.37	(.58)	(.21)	(.38)	—	(.38)	10.07	(2.02)	5,137	1.68	3.61	20
2003	10.27	.39	.40	.79	(.40)	—	(.40)	10.66	7.84	5,919	1.68	3.73	8

Class C (2/97)
2007	10.30	.35	.06	.41	(.33)	—	(.33)	10.38	4.01	7,873	1.44	3.35	9
2006	10.58	.35	(.28)	.07	(.35)	—	(.35)	10.30	.71	7,517	1.46	3.31	13
2005	10.07	.37	.51	.88	(.37)	—	(.37)	10.58	8.88	6,364	1.47	3.58	12
2004	10.67	.40	(.60)	(.20)	(.40)	—	(.40)	10.07	(1.94)	5,243	1.48	3.81	20
2003	10.27	.41	.41	.82	(.42)	—	(.42)	10.67	8.13	4,615	1.47	3.93	8

Class R (2/97)
2007	10.33	.43	.06	.49	(.41)	—	(.41)	10.41	4.77	1,300.69		4.10	9
2006	10.61	.43	(.28)	.15	(.43)	—	(.43)	10.33	1.46	1,015.71		4.06	13
2005	10.11	.45	.50	.95	(.45)	—	(.45)	10.61	9.56	895.72		4.34	12
2004	10.70	.47	(.59)	(.12)	(.47)	—	(.47)	10.11	(1.10)	836.73		4.56	20
2003	10.30	.49	.41	.90	(.50)	—	(.50)	10.70	8.91	726.73		4.68	8

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .87%, 1.62%, 1.42% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 3.93%, 3.18%, 3.38% and 4.13% for classes A, B, C and R, respectively.

Section 5    Financial Highlights

30

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Value

Nuveen Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Nuveen Rittenhouse Growth Fund

Balanced

Nuveen Balanced Stock and Bond Fund

Nuveen Balanced Municipal and Stock Fund

Global/International

Nuveen NWQ Global Value Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Taxable Fixed Income

Nuveen Short Duration Bond Fund

Nuveen Multi-Strategy Income Fund

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds’ website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549-0102.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1.	Long-term, insured long-term and high yield portfolios.
2.	Long-term and insured long-term portfolios.

MPR-MS2-0907D NA

Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | (800) 257-8787 | www.nuveen.com

Nuveen Investments Municipal Bond Funds

PROSPECTUS    SEPTEMBER 28, 2007

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Florida Preference Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

September 28, 2007

Section 1    The Funds

Nuveen Florida Preference Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSURED                        MAY LOSE VALUE                        NO BANK GUARANTEE

Section 1    The Funds

Nuveen Florida Preference Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

2

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 3.58% and -1.83%, respectively for the quarters ended 9/30/04 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006

Class	1 Year		5 Year	10 Year
Class A (Offer)		0.10%	3.90%	4.25%
Class B	-	0.27%	3.81%	4.07%
Class C		3.98%	4.21%	4.12%
Class R		4.72%	4.98%	4.90%
Class A (Offer) Returns:
After Taxes on Distributions		0.10%	3.88%	4.23%
After Taxes on Distributions and Sale of Shares		1.48%	3.99%	4.32%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Florida Municipal Bond Index[2]		4.77%	5.49%	5.71%
Lipper Peer Group[3]		4.90%	5.00%	4.95%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge7	None	[8]	5%	[9]	1%	[10]	None

1.	Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.11%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Florida Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Florida bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.
3.	The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Florida Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R
Management Fees	0.53%	0.53%	0.53%	0.53%

12b-1 Distribution and Service Fees[11]	0.20%	0.95%	0.75%	—

Other Expenses	0.10%	0.09%	0.10%	0.10%

Total Annual Fund Operating Expenses—Gross	0.83%	1.57%	1.38%	0.63%

Custody Fee Credits[12]	(0.01%)	—	(0.01%)	(0.01%)

Total Annual Fund Operating Expenses—Net	0.82%	1.57%	1.37%	0.62%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$501	$560	$140	$64	$501	$160	$140	$64

3 Years	$674	$796	$437	$202	$674	$496	$437	$202

5 Years	$861	$955	$755	$351	$861	$855	$755	$351

10 Years	$1,402	$1,668	$1,657	$786	$1,402	$1,668	$1,657	$786

4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

3

Nuveen Maryland Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Maryland bonds. In addition, as a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

4

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 5.01% and -2.32%, respectively, for the quarters ended 9/30/02 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.20%	4.51%	4.55%
Class B	-	0.30%	4.46%	4.39%
Class C		3.95%	4.83%	4.43%
Class R		4.70%	5.63%	5.21%
Class A (Offer) Returns:
After Taxes on Distributions		0.20%	4.50%	4.53%
After Taxes on Distributions and Sale of Shares		1.40%	4.47%	4.53%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Maryland Municipal Bond Index[2]		4.29%	4.88%	5.27%
Lipper Peer Group[3]		4.30%	4.71%	4.81%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A, C and R total returns reflect actual performance for all periods; Class B total returns reflect (i) actual performance for periods since class inception and (ii) Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.63%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Maryland Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Maryland bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.
3.	The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Maryland Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R
Management Fees	.53%		.53%		.53%		.53%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Interest and Related Expenses from Inverse Floaters[12]	.20%		.20%		.20%		.20%

Other Expenses	.14%		.14%		.14%		.14%

Total Annual Fund Operating Expenses—Gross	1.07%		1.82%		1.62%		.87%

Custody Fee Credits[13]	(.02%	)	(.02%	)	(.02%	)	(.02%	)

Total Annual Fund Operating Expenses—Net	1.05%		1.80%		1.60%		.85%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$525	$585	$165	$89	$525	$185	$165	$89

3 Years	$746	$873	$511	$278	$746	$573	$511	$278

5 Years	$985	$1,085	$881	$482	$985	$985	$881	$482

10 Years	$1,671	$1,940	$1,922	$1,073	$1,671	$1,940	$1,922	$1,073

4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate instruments held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

5

Nuveen Pennsylvania Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Pennsylvania bonds. In addition, as a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

6

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 3.68% and -2.33%, respectively, for the quarters ended 12/31/00 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.13%	4.36%	4.80%
Class B	-	0.34%	4.28%	4.64%
Class C		3.91%	4.65%	4.68%
Class R		4.69%	5.44%	5.46%
Class A (Offer) Returns:
After Taxes on Distributions		0.13%	4.36%	4.78%
After Taxes on Distributions and Sale of Shares		1.40%	4.36%	4.78%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Pennsylvania Municipal Bond Index[2]		4.62%	5.44%	5.62%
Lipper Peer Group[3]		5.00%	5.24%	5.02%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.19%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Pennsylvania Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Pennsylvania bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R
Management Fees	.53%	.53%	.53%	.53%

12b-1 Distribution and Service Fees[11]	.20%	.95%	.75%	—

Other Expenses	.13%	.13%	.13%	.13%

Total Annual Fund Operating Expenses—Gross	.86%	1.61%	1.41%	.66%

Custody Fee Credits[12]	(.02%)	(.02%)	(.02%)	(.02%)

Total Annual Fund Operating Expenses—Net	.84%	1.59%	1.39%	.64%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$504	$564	$144	$67	$504	$164	$144	$67

3 Years	$683	$808	$446	$211	$683	$508	$446	$211

5 Years	$877	$976	$771	$368	$877	$876	$771	$368

10 Years	$1,436	$1,710	$1,691	$822	$1,436	$1,710	$1,691	$822

3.	The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Pennsylvania Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

7

Nuveen Virginia Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk, and concentration risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund.” Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in Virginia bonds. In addition, as a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long-term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2006. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

8

During the ten-year period ended December 31, 2006, the highest and lowest quarterly returns were 4.10% and -2.21%, respectively, for the quarters ended 9/30/04 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2006
Class	1 Year		5 Year	10 Year
Class A (Offer)		0.16%	4.54%	4.83%
Class B	-	0.15%	4.48%	4.65%
Class C		4.02%	4.86%	4.72%
Class R		4.74%	5.62%	5.49%
Class A (Offer) Returns:
After Taxes on Distributions		0.15%	4.50%	4.80%
After Taxes on Distributions and Sale of Shares		1.43%	4.53%	4.81%
Lehman Brothers Municipal Bond Index[2]		4.84%	5.53%	5.76%
Lehman Brothers Virginia Municipal Bond Index[2]		4.53%	5.23%	5.45%
Lipper Peer Group[3]		4.28%	4.93%	4.99%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		R5
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see “Financial Highlights” for dates). The Class A year-to-date return on net asset value as of 6/30/07 was -.16%.
2.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers Virginia Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Virginia bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R
Management Fees	.53%		.53%		.53%		.53%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Interest and Related Expenses from Inverse Floaters[12]	.11%		.11%		.11%		.11%

Other Expenses	.10%		.11%		.10%		.10%

Total Annual Fund Operating Expenses—Gross	.94%		1.70%		1.49%		.74%

Custody Fee Credits[13]	(.01%	)	(.02%	)	(.01%	)	(.01%	)

Total Annual Fund Operating Expenses—Net	.93%		1.68%		1.48%		.73%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	R	A	B	C	R
1 Year	$512	$573	$152	$76	$512	$173	$152	$76

3 Years	$707	$836	$471	$237	$707	$536	$471	$237

5 Years	$918	$1,023	$813	$411	$918	$923	$813	$411

10 Years	$1,526	$1,807	$1,779	$918	$1,526	$1,807	$1,779	$918

3.	The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Virginia Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
4.	As a percent of offering price unless otherwise noted. Financial Intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate instruments held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

9

Section 2    How We Manage Your Money

To help you understand how the funds’ assets are managed, this section includes a detailed discussion of the adviser’s investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds’ investment portfolios, managing the funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.

NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). Founded in 1898, Nuveen Investments and its affiliates had approximately $172 billion in assets under management, as of June 30, 2007. Nuveen Investments presently is a publicly-traded company.

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the investment management agreements between the funds and NAM and will result in the automatic termination of each agreement. The Board of Trustees of the funds has considered a new investment management agreement with NAM. The new agreement is expected to be presented to the funds’ shareholders for approval at the shareholders’ meeting scheduled for October 12, 2007 and, if approved by shareholders, would take effect upon consummation of the merger or such later time as shareholder approval is obtained.

The investors led by Madison Dearborn Partners, LLC include an affiliate of Merrill Lynch. Upon consummation of the merger, it is anticipated that Merrill Lynch will be an indirect “affiliated person” (as that term is defined in the 1940 Act) of the funds. As a result, the funds would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM and the funds do not believe that any such prohibition or limitation would have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

Section 2    How We Manage Your Money

10

There will be no change in the portfolio management of the funds or in the funds’ investment objectives or policies as a result of these transactions.

NAM is responsible for the execution of specific investment strategies and day-to-day investment operations. NAM manages the funds using a team of analysts and portfolio managers that focuses on a specific group of funds. The day-to-day operation of the funds and the execution of their specific investment strategies are the responsibility of the designated portfolio manager described below.

Daniel J. Close, CFA, is the portfolio manager for the Florida Preference Fund (since March 2007). He is an Assistant Vice President of NAM. Mr. Close currently manages investments for 27 Nuveen-sponsored investment companies. He joined Nuveen Investments in 2000 as a member of Nuveen’s product management and development team, where he was responsible for the oversight and development of Nuveen’s mutual fund product line. He then served as a research analyst for Nuveen’s municipal investing team, covering corporate-backed, energy, transportation and utility credits. He received his BS in Business from Miami University and his MBA from Northwestern University’s Kellogg School of Management.

Cathryn P. Steeves, PhD, is the portfolio manager for the Maryland, Pennsylvania and Virginia Funds (since 2006). Ms. Steeves currently manages investments for 42 state-specific Nuveen-sponsored municipal bond funds. She has been Vice President of NAM since 2003 and was, previously, Assistant Vice President (2001-2003). Ms. Steeves has an undergraduate degree from Wake Forest University and an MA, MPhil and PhD from Columbia University.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at http://www.nuveen.com/MF/resources/eReports.aspx.

For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of average net assets:

Nuveen Florida Preference Municipal Bond Fund	.53%

Nuveen Maryland Municipal Bond Fund	.53%

Nuveen Pennsylvania Municipal Bond Fund	.53%

Nuveen Virginia Municipal Bond Fund	.53%

Information regarding the Board of Trustees’ approval of investment management agreements is currently available in the funds’ annual report for the period ended May 31, 2007.

Each fund’s investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. The Florida Preference Fund may invest up to 50% of its net assets in out of state municipal bonds. Income from municipal bonds may be subject to the federal alternative minimum tax (“AMT”).

Section 2    How We Manage Your Money

11

States, local governments and municipalities and other issuing authorities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer’s incentive to continue making appropriations until maturity.

The funds may invest in inverse floating rate securities, sometimes referred to as “inverse floaters.” Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels—rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds may buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds may buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the funds may buy more bonds from issuers in that industry. In that case, the funds’ portfolio composition would change from time to time.

Quality Municipal Bonds

The funds primarily invest in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the funds’ investment adviser to be of comparable quality. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but will generally maintain under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

Section 2    How We Manage Your Money

12

Inverse Floating Rate Securities

The funds may invest up to 15% of their net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (i) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (ii) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

Short-Term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See “How We Manage Risk—Hedging and Other Defensive Investment Strategies.” The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

When-Issued Delayed-Delivery and Forward Commitment Transactions

Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. These transactions involve an additional element of risk because, although the funds will not have made any cash outlay prior to the settlement date, the value of the security to be purchased may decline before that settlement date.

Municipal “forwards” pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and “lock in” a currently attractive interest rate.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for each fund in the “Find A Fund” section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds’ website is generally made available approximately 5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Section 2    How We Manage Your Money

13

Investment Philosophy

NAM believes that the tax treatment of municipal securities and the structural characteristics in the municipal securities market create opportunities to enhance the after-tax total return and diversification of the investment portfolios of taxable investors.

Investment Process

NAM believes that a value-oriented investment strategy that seeks to identify underrated and undervalued securities and sectors is positioned to capture the opportunities inherent in the municipal securities market and potentially outperform the general municipal securities market over time. The primary elements of NAM’s investment process are:

•	Credit Analysis and Surveillance

•	Sector Analysis

•	Diversification

•	Trading Strategies

•	Sell Discipline

•	Yield Curve and Structural Analysis

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced with new securities during a year is known as the fund’s portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable or unwilling to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions and the related risk that the value of a bond would likely decline because of concerns about the issuer’s ability to make such payments. Credit risk is higher for the funds because they invest in below investment grade municipal bonds. In addition, the funds may purchase municipal bonds that represent lease obligations that involve special risks because the issuer may not be obligated to appropriate money annually to make payments under the lease.

Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. Interest rate risk is

Section 2    How We Manage Your Money

14

generally lower for shorter-term investments and higher for longer-term investments. Interest rate risk may be increased by a fund’s investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments.

State concentration risk: Because the Maryland, Pennsylvania and Virginia Funds primarily purchase municipal bonds from a specific state, and because the Florida Preference Fund purchases a substantial amount of municipal bonds from Florida, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund’s investment portfolio. For more information, see the Statement of Additional Information. These risks may be greater for the Maryland, Pennsylvania and Virginia Funds, because they are non-diversified funds, which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

In addition to the principal risks described above, you should also be aware of the following risks.

Income risk: The risk that the income from a fund’s portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund’s income may decrease if short-term interest rates rise.

Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund’s assets can decline as can the value of the fund’s distributions.

Tax Risk: Income from municipal bonds held by the funds could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and avoid excessive concentration. For example, each fund may not have more than 25% in any one industry such as electric utilities or health care.

Temporary Short-Term Investments

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund’s investment portfolio may fall below the defined range described under “Portfolio Maturity” and the fund may not achieve its objective. The funds do not expect to invest substantial amounts in

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short-term investments as a defensive measure except under extraordinary circumstances.

Derivatives and Other Investment Strategies

In addition to the funds’ principal investment strategies, funds may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital or alternatively to lengthen a fund’s effective portfolio duration. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, options on swap contracts or by entering into interest rate swap, credit default swap, or return swap transactions, or other derivative securities whose prices, in NAM’s opinion, correlate with the prices of the funds’ investments. We use these strategies to shorten or lengthen the effective duration, and therefore the interest rate risk, of the funds’ portfolio, and to adjust other aspects of the portfolio’s risk/return profile. The funds may use these strategies if the funds deem it more efficient from a transaction cost, total return or income standpoint than selling and/or investing in cash securities.

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Section 3    How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of .20% of the fund’s average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price		Sales Charge as % of Net Amount Invested	Financial Intermediaries Commission as % of Public Offering Price
Less than $50,000	4.20%		4.38%	3.70%

$50,000 but less than $100,000	4.00		4.18	3.50

$100,000 but less than $250,000	3.50		3.63	3.00

$250,000 but less than $500,000	2.50		2.56	2.00

$500,000 but less than $1,000,000	2.00		2.04	1.50

$1,000,000 and over	—	[1]	—	1.00	[1]

[1]

You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge (“CDSC”) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no financial intermediary of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your

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purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no financial intermediary of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year’s service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class R Shares

You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in “How to Reduce Your Sales Charge” (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

•	Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group’s aggregate purchases.

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For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or More.

•	Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

•	Certain Employer-Sponsored Retirement Plans.

•

Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

•

Financial Intermediary Personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional Categories of Investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Class R Eligibility

Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees, and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.

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Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price, otherwise you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

On-line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account

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statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

From Your Bank Account

You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

From Your Paycheck

With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

Systematic Exchanging

You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Benefits of Systematic Investing

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

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If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Special Services—Fund Direct”), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

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An Important Note About Telephone Transactions.

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Advisor

You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

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An Important Note About Involuntary Redemption.

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

On-line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year at year end. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Effective December 1, 2007, the record date will be moved to 3 business days prior to the payable date. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund’s net asset value. This policy is designed to result in the distribution of substantially all of the funds’ net income over time.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund’s normal investment activities. The funds’ distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds’ long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds’ taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of

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25

your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes. A sale may result in capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less and long-term if you held the shares for more than 12 months at the time of disposition.

Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend”. The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

Taxable Equivalent of Tax-Free Yields

	To Equal a Tax-Free Yield of:

	3.00%	4.00%	5.00%	6.00%
Tax Bracket:	A Taxable Investment Would Need to Yield:
25%	4.00%	5.33%	6.67%	8.00%

28%	4.17%	5.56%	6.94%	8.33%

33%	4.48%	5.97%	7.46%	8.96%

35%	4.62%	6.15%	7.69%	9.23%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

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Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate financial intermediaries, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary firm may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2006, these payments in the aggregate were approximately .015% to .020% of the assets in the Nuveen Funds, although payments to particular financial intermediaries can be significantly higher. See Statement of Additional Information for more information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund

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27

shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value (“NAV”) per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. NAV is calculated for each class of each fund by taking the market value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are valued daily at market value. The prices of fixed income securities are provided by a pricing service and are based on the mean between the bid and asked price. When price quotes are not readily available, which is typically the case for municipal bonds, the pricing service establishes a security’s fair value based on various factors, including prices of comparable fixed income securities utilizing a matrix pricing system. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be different from the value realized upon the sale of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to: restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Section 4    General Information

28

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The Nuveen Funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

Each fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. Each fund also reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional

Section 4    General Information

29

Information on the Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the Statement of Additional Information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

30

Section 5    Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for each of the last five fiscal years has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the fund’s financial statements, are included in the annual report, which is available upon request.

Nuveen Florida Preference Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (6/90)
2007	$10.08	$.42	$ —	$ .42	$(.42)	$ —	$(.42)	$10.08	4.21%	$163,736.83%		4.13%	12%
2006	10.32	.43	(.25)	.18	(.42)	—	(.42)	10.08	1.79	180,632.84		4.18	10
2005	9.96	.45	.36	.81	(.45)	—	(.45)	10.32	8.27	191,615.86		4.38	27
2004	10.46	.49	(.50)	(.01)	(.49)	—	(.49)	9.96	(.12)	205,058.85		4.83	6
2003	10.28	.51	.25	.76	(.53)	(.05)	(.58)	10.46	7.60	247,569.85		4.96	19

Class B (2/97)
2007	10.07	.34	—	.34	(.34)	—	(.34)	10.07	3.42	14,672	1.57	3.38	12
2006	10.31	.35	(.25)	.10	(.34)	—	(.34)	10.07	1.01	20,697	1.59	3.43	10
2005	9.95	.37	.36	.73	(.37)	—	(.37)	10.31	7.46	25,937	1.61	3.63	27
2004	10.45	.42	(.51)	(.09)	(.41)	—	(.41)	9.95	(.89)	29,120	1.60	4.08	6
2003	10.27	.43	.25	.68	(.45)	(.05)	(.50)	10.45	6.80	33,056	1.60	4.21	19

Class C (9/95)
2007	10.06	.36	.01	.37	(.37)	—	(.37)	10.06	3.67	22,523	1.38	3.58	12
2006	10.30	.37	(.24)	.13	(.37)	—	(.37)	10.06	1.25	29,592	1.39	3.63	10
2005	9.95	.39	.36	.75	(.40)	—	(.40)	10.30	7.61	29,872	1.41	3.83	27
2004	10.45	.44	(.51)	(.07)	(.43)	—	(.43)	9.95	(.65)	30,917	1.40	4.28	6
2003	10.28	.45	.24	.69	(.47)	(.05)	(.52)	10.45	6.94	36,374	1.40	4.40	19

Class R (2/97)
2007	10.07	.44	—	.44	(.44)	—	(.44)	10.07	4.40	83,658.63		4.33	12
2006	10.31	.45	(.25)	.20	(.44)	—	(.44)	10.07	1.97	69,866.64		4.38	10
2005	9.95	.47	.36	.83	(.47)	—	(.47)	10.31	8.47	64,247.66		4.57	27
2004	10.45	.51	(.50)	.01	(.51)	—	(.51)	9.95	.06	61,595.65		5.03	6
2003	10.27	.53	.25	.78	(.55)	(.05)	(.60)	10.45	7.86	66,819.65		5.16	19

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .82%, 1.57%, 1.37% and .62% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 4.14%, 3.39%, 3.59% and 4.34% for classes A, B, C and R, respectively.

Section 5    Financial Highlights

31

Nuveen Maryland Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (9/94)
2007	$10.44	$.40	$.03	$.43	$(.39)	$—	$(.39)	$10.48	4.15%	$68,593	1.07%	3.78%	5%
2006	10.75	.41	(.27)	.14	(.41)	(.04)	(.45)	10.44	1.34	51,784.89		3.88	16
2005	10.36	.43	.41	.84	(.44)	(.01)	(.45)	10.75	8.21	44,385.89		4.01	8
2004	10.83	.45	(.47)	(.02)	(.45)	—	(.45)	10.36	(.15)	38,219.92		4.25	8
2003	10.24	.48	.60	1.08	(.49)	—	(.49)	10.83	10.74	34,069.93		4.53	12

Class B (3/97)
2007	10.45	.32	.04	.36	(.31)	—	(.31)	10.50	3.48	10,694	1.82	3.04	5
2006	10.76	.33	(.27)	.06	(.33)	(.04)	(.37)	10.45	.60	12,234	1.65	3.12	16
2005	10.38	.35	.40	.75	(.36)	(.01)	(.37)	10.76	7.31	14,082	1.64	3.26	8
2004	10.84	.37	(.45)	(.08)	(.38)	—	(.38)	10.38	(.78)	14,340	1.67	3.50	8
2003	10.26	.40	.59	.99	(.41)	—	(.41)	10.84	9.81	15,125	1.68	3.78	12

Class C (9/94)
2007	10.42	.34	.04	.38	(.34)	—	(.34)	10.46	3.63	21,314	1.62	3.24	5
2006	10.74	.35	(.27)	.08	(.36)	(.04)	(.40)	10.42	.73	17,933	1.44	3.33	16
2005	10.35	.37	.41	.78	(.38)	(.01)	(.39)	10.74	7.67	15,565	1.44	3.46	8
2004	10.82	.39	(.46)	(.07)	(.40)	—	(.40)	10.35	(.66)	14,158	1.47	3.70	8
2003	10.24	.42	.59	1.01	(.43)	—	(.43)	10.82	10.08	13,049	1.48	3.98	12

Class R (2/92)
2007	10.46	.42	.03	.45	(.41)	—	(.41)	10.50	4.37	45,803.87		3.99	5
2006	10.77	.43	(.27)	.16	(.43)	(.04)	(.47)	10.46	1.57	39,227.69		4.07	16
2005	10.39	.45	.40	.85	(.46)	(.01)	(.47)	10.77	8.33	40,325.69		4.21	8
2004	10.85	.47	(.45)	.02	(.48)	—	(.48)	10.39	.17	40,465.72		4.45	8
2003	10.27	.50	.59	1.09	(.51)	—	(.51)	10.85	10.86	42,967.73		4.73	12

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are 1.05%, 1.80%, 1.60% and .85% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 3.80%, 3.06%, 3.26% and 4.01% for classes A, B, C and R, respectively.

(d)	The expense ratios for the fiscal year ended May 31, 2007, in the above table reflect, among other things, the interest expense deemed to have been paid by the fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the fund. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.20% for each share class.

Section 5    Financial Highlights

32

Nuveen Pennsylvania Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (10/86)
2007	$10.33	$.40	$.06	$.46	$(.40)	$—	$(.40)	$10.39	4.51%	$80,966.86%		3.84%	11%
2006	10.58	.42	(.25)	.17	(.42)	—	(.42)	10.33	1.63	78,672.87		3.99	14
2005	10.16	.45	.42	.87	(.45)	—	(.45)	10.58	8.72	69,636.89		4.31	21
2004	10.60	.47	(.45)	.02	(.46)	—	(.46)	10.16	.16	64,455.90		4.51	6
2003	10.16	.48	.45	.93	(.49)	—	(.49)	10.60	9.36	69,120.92		4.63	15

Class B (2/97)
2007	10.34	.33	.04	.37	(.32)	—	(.32)	10.39	3.64	7,679	1.61	3.10	11
2006	10.58	.34	(.24)	.10	(.34)	—	(.34)	10.34	.97	9,791	1.63	3.25	14
2005	10.16	.37	.42	.79	(.37)	—	(.37)	10.58	7.94	11,999	1.64	3.56	21
2004	10.61	.39	(.46)	(.07)	(.38)	—	(.38)	10.16	(.63)	12,051	1.65	3.76	6
2003	10.17	.40	.46	.86	(.42)	—	(.42)	10.61	8.59	12,747	1.66	3.87	15

Class C (2/94)
2007	10.30	.34	.06	.40	(.35)	—	(.35)	10.35	3.89	31,009	1.41	3.29	11
2006	10.55	.36	(.24)	.12	(.37)	—	(.37)	10.30	1.11	29,778	1.42	3.44	14
2005	10.13	.39	.43	.82	(.40)	—	(.40)	10.55	8.19	26,370	1.44	3.76	21
2004	10.57	.41	(.45)	(.04)	(.40)	—	(.40)	10.13	(.37)	23,124	1.45	3.96	6
2003	10.14	.42	.44	.86	(.43)	—	(.43)	10.57	8.70	21,579	1.46	4.08	15

Class R (2/97)
2007	10.31	.42	.06	.48	(.43)	—	(.43)	10.36	4.66	91,440.66		4.04	11
2006	10.56	.44	(.25)	.19	(.44)	—	(.44)	10.31	1.87	57,152.68		4.19	14
2005	10.14	.47	.42	.89	(.47)	—	(.47)	10.56	8.99	55,160.69		4.51	21
2004	10.58	.49	(.45)	.04	(.48)	—	(.48)	10.14	.39	55,148.70		4.71	6
2003	10.15	.50	.44	.94	(.51)	—	(.51)	10.58	9.52	59,240.72		4.83	15

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .84%, 1.59%, 1.39% and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 3.86%, 3.11%, 3.31% and 4.06% for classes A, B, C and R, respectively.

Section 5    Financial Highlights

33

Nuveen Virginia Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended May 31,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (3/86)
2007	$10.74	$.43	$.06	$.49	$(.41)	$(.01)	$(.42)	$10.81	4.60%	$199,092.94%		3.89%	12%
2006	11.05	.44	(.28)	.16	(.43)	(.04)	(.47)	10.74	1.52	181,422.84		3.99	14
2005	10.62	.47	.47	.94	(.48)	(.03)	(.51)	11.05	9.02	164,054.86		4.32	18
2004	11.06	.51	(.42)	.09	(.51)	(.02)	(.53)	10.62	.84	144,911.87		4.65	10
2003	10.65	.52	.44	.96	(.53)	(.02)	(.55)	11.06	9.26	154,509.88		4.82	16

Class B (2/97)
2007	10.71	.34	.07	.41	(.33)	(.01)	(.34)	10.78	3.86	13,923	1.70	3.14	12
2006	11.02	.35	(.27)	.08	(.35)	(.04)	(.39)	10.71	.80	17,621	1.60	3.24	14
2005	10.59	.39	.47	.86	(.40)	(.03)	(.43)	11.02	8.26	20,428	1.61	3.58	18
2004	11.04	.42	(.41)	.01	(.44)	(.02)	(.46)	10.59	.02	20,735	1.62	3.90	10
2003	10.63	.44	.45	.89	(.46)	(.02)	(.48)	11.04	8.49	21,242	1.63	4.07	16

Class C (10/93)
2007	10.73	.36	.07	.43	(.35)	(.01)	(.36)	10.80	4.03	35,868	1.49	3.34	12
2006	11.03	.38	(.27)	.11	(.37)	(.04)	(.41)	10.73	1.06	30,136	1.39	3.43	14
2005	10.60	.41	.47	.88	(.42)	(.03)	(.45)	11.03	8.44	24,137	1.41	3.77	18
2004	11.04	.44	(.41)	.03	(.45)	(.02)	(.47)	10.60	.28	22,017	1.42	4.10	10
2003	10.63	.46	.44	.90	(.47)	(.02)	(.49)	11.04	8.67	23,054	1.43	4.27	16

Class R (2/97)
2007	10.71	.45	.05	.50	(.43)	(.01)	(.44)	10.77	4.75	77,611.74		4.09	12
2006	11.02	.46	(.28)	.18	(.45)	(.04)	(.49)	10.71	1.75	56,842.64		4.19	14
2005	10.59	.49	.48	.97	(.51)	(.03)	(.54)	11.02	9.28	53,408.66		4.53	18
2004	11.04	.53	(.42)	.11	(.54)	(.02)	(.56)	10.59	.97	50,810.67		4.85	10
2003	10.63	.54	.45	.99	(.56)	(.02)	(.58)	11.04	9.52	53,519.68		5.02	16

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2007 are .93%, 1.68%, 1.48% and .73% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2007 are 3.91%, 3.16%, 3.36% and 4.11% for classes A, B, C and R, respectively.

(d)	The expense ratios for the fiscal year ended May 31, 2007, in the above table reflect, among other things, the interest expense deemed to have been paid by the fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the fund. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.11% for each share class.

Section 5    Financial Highlights

34

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Value

Nuveen Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Nuveen Rittenhouse Growth Fund

Balanced

Nuveen Balanced Stock and Bond Fund

Nuveen Balanced Municipal and Stock Fund

Global/International

Nuveen NWQ Global Value Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Taxable Fixed Income

Nuveen Short Duration Bond Fund

Nuveen Multi-Strategy Income Fund

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds’ website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549-0102.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1.	Long-term, insured long-term and high yield portfolios.
2.	Long-term and insured long-term portfolios.

MPR-MS1-0907D NA

Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | (800) 257-8787 | www.nuveen.com

September 28, 2007

NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Preference Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC, (“Nuveen”), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated September 28, 2007.

The audited financial statements for each Fund’s most recent fiscal year appear in the Fund’s Annual Report; each is included herein by reference and is available without charge by calling (800) 257-8787.

THE TRUST

The Nuveen Multistate Trust I (the “Trust”), formerly Nuveen Flagship Multistate Trust I, is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series: Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Preference Municipal Bond Fund (formerly Nuveen Florida Municipal Bond Fund and prior to that, Nuveen Flagship Florida Municipal Bond Fund and, prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

(1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Asset Management (“NAM”) determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

(2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund’s assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

(3) Borrow money except as permitted by the Investment Company Act of 1940 (the “1940 Act”) and exemptive orders granted thereunder.

(4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund’s total assets.

(5) Issue senior securities as defined in the 1940 Act, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

(6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

(7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

(8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

(9) Make loans except as permitted by the 1940 Act and exemptive orders granted thereunder.

(10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

(11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

(12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund’s knowledge, those trustees of the Trust, or those officers and directors of NAM who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in “illiquid” securities, including repurchase agreements maturing in more than seven days.

For the purpose of applying the limitations set forth in paragraphs (2) and (12) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

Except with respect to paragraph (3) above, the foregoing restrictions and limitations, as well as a Fund’s policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

Portfolio Securities

As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund’s respective state, which generally will be Municipal Obligations issued within the Fund’s respective state. The Florida Preference Fund, however, may invest up to 50% of its net assets in out of state Municipal Obligations. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

The investment assets of each Fund will consist of (1) Municipal Obligations that are rated at the time of purchase BBB-/Baa3 or higher (at least 80%) by Moody’s Investors Service, Inc. (“Moody’s”), by Standard and Poor’s Corporation (“S&P”) or by Fitch, Inc. (“Fitch”), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated BBB-/Baa3 or higher by Moody’s, S&P or Fitch, (3) Municipal Obligations rated below BBB-/Baa3 (up to 20%) by Moody’s, S&P or Fitch, and (4) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody’s, S&P, and Fitch.

As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called “lease obligations”) of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating securities for purchase a Fund will take into account the incentive of the issuer to appropriate under the lease, among other factors. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

The Funds may invest in inverse floating rate municipal securities or “inverse floaters,” whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund’s investment in inverse floaters likely would adversely affect the fund’s earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund’s investments are known as “portfolio turnover.” While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund’s annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the 2006 and 2007 fiscal year-ends of the Funds were:

	Fiscal Year
	2006	2007

Nuveen Arizona Municipal Bond Fund	21%	19%

Nuveen Colorado Municipal Bond Fund	28	17

Nuveen Florida Preference Municipal Bond Fund	10	12

Nuveen Maryland Municipal Bond Fund	16	5

Nuveen New Mexico Municipal Bond Fund	13	9

Nuveen Pennsylvania Municipal Bond Fund	14	11

Nuveen Virginia Municipal Bond Fund	14	12

When-Issued Securities or Delayed-Delivery Securities

Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called “forwards.” Municipal “forwards” pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and “lock in” a currently attractive interest rate.

Zero Coupon Bonds

The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer’s perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States

Except as described in the Prospectus, each of the Funds will invest substantially all of its assets (at least 80%) in Municipal Obligations that are exempt from both regular federal and state income taxes, generally Municipal Obligations issued in its respective state. The Florida Preference Fund, however, may invest up to 50% of its net assets in out of state Municipal Obligations. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is a summary of information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information in the Prospectus and set forth below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Arizona

The Arizona Fund concentrates its investments in Arizona municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Arizona and their ability to pay principal and interest on their obligations. Arizona’s economy has a concentration in the high tech and tourism industries, which leaves it vulnerable to fluctuations in those sectors. Per capita income in the State is low, ranking 38th in the nation, and poverty levels remain high. Population growth is strong, which could potentially lead to a strain on State resources. Arizona’s retirement population has grown, which may cause a strain on the State’s health care system. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post employment benefits.

Factors Pertaining to Colorado

The Colorado Fund concentrates its investments in Colorado municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Colorado and their ability to pay principal and interest on their obligations. The Taxpayer Bill of Rights (TABOR), passed in 1992, is a constitutional provision that limits increases in spending, as well as the amount of revenue that can be raised in a given year. Any excess revenue must be refunded to taxpayers. TABOR has a ratchet down provision that limits year to year increases in revenue and does not take into account cyclical revenue swings. For example, should revenues decline greatly in one year, the revenue base readjusts to a lower amount. Should revenues increase again, the base will only be allowed to increase from the now reduced base and not from the previous amount. Any excess is returned to taxpayers and in effect ratchets down the amount of revenue available to spend. In November 2005, the electorate approved Referendum C, which suspended the state constitution’s spending limit through 2010. Otherwise, the State would have been forced to make deep expenditure cuts, as the spending limit would have been set using revenues collected at the recessionary low point of fiscal year 2003. The constitutional spending limit will be reinstated in 2010, at which point Colorado could begin to see budgetary issues once again. The voter approved Amendment 23, combined with another initiative that alters residential assessment ratios, has had the effect of increasing state spending on education while crowding out General Fund appropriations for other purposes. This could constrain other necessary areas of growth in the State.

The State’s financial position is weak with almost no unreserved undesignated balance and a small rainy day fund. This could affect the State should there be another recession. Debt issuance remains very restricted, which could become an issue for Colorado given its strong population growth and the demand growth puts on state services. Pension funding is below average at around 70% in fiscal year 2004, which could cause strain on the economy in the future as the State attempts to fund these benefits. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to other post employment benefits.

Factors Pertaining to Florida

The Florida Fund concentrates its investments in Florida municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Florida and their ability to pay principal and interest on their obligations. Though the Florida economy is more diversified than in the past, the tourism industry, which is subject to cyclical fluctuations, still plays a major role. The unfolding housing correction is negatively impacting the State’s economy as construction slows and house prices soften. The effects of the housing woes are spreading as weakened housing prices discourage home equity extraction—an important source of consumer spending. The State relies heavily on sales taxes, making it somewhat vulnerable to any slow down in consumer spending. Population growth has strengthened the economy but has also increased the demand for government services such as education and health care. Continued in-migration of senior citizens may increase demand for health care and social services.

Due to its location, Florida will continue to be vulnerable to hurricanes and other tropical storms. To assist in the availability of adequate residential hurricane insurance, the State created the Florida Hurricane Catastrophe Fund in 1993. Participation by insurance companies writing policies in the State is mandatory. The program provides reimbursement to insurers for a portion of their catastrophic hurricane losses. Debt issued by the Florida Hurricane Catastrophe Fund Finance Corporation is secured by fees levied against insurance policies written in the State. Bonds issued by the Florida Hurricane Catastrophe Fund Finance Corporation are rated Aa3 by Moody’s and AA- by Standard & Poor’s.

While remaining at a moderate level, the State’s debt burden has increased and is expected to continue to rise. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post-employment benefits. The State repealed its intangible personal property tax effective January 1, 2007. This tax change may alter the attractiveness of Florida bonds vis-à-vis out-of-state bonds, resulting in possible underperformance of Florida bonds.

Factors Pertaining to Maryland

The Maryland Fund concentrates its investments in Maryland municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Maryland and their ability to pay principal and interest on their obligations. Maryland’s economy is led by Government, Professional and Business Services, and Education and Health Services. Given its proximity to the District of Columbia, government employment exerts a strong influence on the State’s economy, accounting for 18.2% of Maryland’s employment in 2006. The number one employer in the State is Fort George G Meade. Cutbacks in federal spending could, therefore, have a significant impact on Maryland.

Weakness in the housing sector has caused job growth in Maryland to slow. This has led to a slowdown in tax revenue growth, particularly in corporate income and sales tax receipts. The State’s enacted Fiscal Year 2008 budget is structurally unbalanced and relies on reserve drawdowns to close an almost $1 billion gap. Fiscal Year 2009 is currently projecting a deficit of $1.4 billion. Maryland’s debt levels are above average, which could lead to future fiscal strain. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post-employment benefits.

Factors Pertaining to New Mexico

The New Mexico Fund concentrates its investments in New Mexico municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in New Mexico and their ability to pay principal and interest on their obligations. New Mexico’s economy is led by government services and mineral extraction (oil, gas and coal). Due to the high price of oil and gas, the State’s mining industry is growing at double digit rates. However, New Mexico would be vulnerable to any change in the mining industry including alternative energy sources. The presence of large government research and defense installations (i.e., Sandia National Laboratories, Los Alamos National Laboratory, Kirkland Air Force Base, and the White Sands Missile Range) also adds job stability but leaves the State vulnerable to reductions in government spending.

State Treasurer Robert Vigil and former State Treasurer Michael Montoya were accused of receiving kickbacks causing Robert Vigil to resign in October 2005. He was replaced by the current Treasurer Douglas Brown. It appears that there was no misappropriation of state funds and there is no apparent effect on state finances.

While New Mexico’s debt burden is moderate, it continues to grow, leaving the State more leveraged than it was previously. Adding to New Mexico’s growing leverage is the fact that New Mexico’s per capita income is among the lowest in the nation, leading to constant spending pressure. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post employment benefits.

Factors Pertaining to Pennsylvania

The Pennsylvania Fund concentrates its investments in Pennsylvania municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Pennsylvania and their ability to pay principal and interest on their obligations. The Pennsylvania economy is exhibiting stable, albeit below average, growth. Though decreasing, manufacturing continues to play a large role in the Commonwealth’s economy, representing 11.7% of total employment in 2006, versus 10.4% nationally. Losses in manufacturing have been offset to a great extent by growth in the service industry. Education and health services now represent the largest sector of total employment for Pennsylvania at 18.3%. Slow population growth and aging infrastructure is expected to keep Pennsylvania’s economic growth below national levels for the foreseeable future.

On July 5, 2004, Governor Rendell signed a bill into law allowing up to 61,000 slot machines at 14 sites around the state. The estimated $1 billion in annual revenues is earmarked to provide tax relief state-wide; however, operational, legal, and political obstacles have slowed the implementation of this program.

Pennsylvania’s debt ratios are currently considered to be average. However, planned issuance over the next few years is expected to increase the amount of debt outstanding by 39%, raising its debt levels to above average.

The Commonwealth’s two largest cities, Philadelphia and Pittsburgh, have both experienced severe financial stress. Both are now subject to financial control boards and have had their credit ratings restored to investment grade. The Commonwealth and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post-employment benefits.

Factors Pertaining to Virginia

The Virginia Fund concentrates its investments in Virginia municipal bonds and, therefore, may be significantly impacted by political, economic, or regulatory developments that affect issuers in Virginia and their ability to pay principal and interest on their obligations. Virginia’s economy is somewhat bifurcated between the northern portions of the Commonwealth around Washington DC, and its southern, more rural areas. Northern Virginia has benefited from government spending and growth in the tech industry, while the more rural areas continue to grapple with declining industries such as tobacco, coal mining, and textiles. The defense industry plays an important role in Virginia’s economy with the Commonwealth’s Hampton Roads area being home to the nation’s largest concentration of military installations, leaving the Commonwealth vulnerable to any reductions in military spending.

The unfolding slowdown in the housing sector continues to be a drag on the Commonwealth’s economy. House price declines in the Commonwealth have been more pronounced than nationally and delinquency rates have risen faster in Virginia than in the nation as a whole. Slower employment growth has resulted in weakened tax collections, particularly in sales and income taxes, placing increased pressure on state government. In addition, the Commonwealth and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post-employment benefits.

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, no Fund will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to NAM the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. NAM has in turn delegated the responsibility to determine in the first instance whether bonds are liquid or illiquid to an outside vendor, although NAM retains the responsibility for the accuracy of such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed NAM to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Derivative Transactions, Hedging and Other Defensive Actions

Each Fund may enter into derivative transactions to reduce, increase or otherwise alter the Fund’s risk profile, including hedging transactions. Hedging is a term used for various methods of seeking to reduce relative risk by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund’s portfolio against fluctuations in market value caused by market interest rate fluctuations, credit events or other market changes by investing in such instruments as financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap, credit default swap, or total return swap transactions or options on such swaps, or other forms of derivatives. The Funds may also use such investments or techniques to alter its portfolio’s investment characteristics (e.g., duration, yield curve positioning and credit quality) to achieve desired positioning. Such investments or techniques may operate to increase absolute levels of risk, as well as to hedge risk.

When a Fund enters into an index or financial futures contract it is required to post an initial deposit of 1% to 5% of the total contract price. Typically, futures or option on futures holders enter into offsetting closing transactions to enable settlement in cash rather than taking delivery of the underlying security in the future. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

These transactions present certain risks. In particular, the imperfect correlation between price movements in the instrument used in a risk-reducing hedge and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund’s portfolio. Likewise, such imperfect price correlation may mean that the desired non-hedging adjustment to portfolio characteristics (such as lengthening duration) does not lead to the desired risk/return result. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts or options sold on futures or swap contracts create an ongoing greater potential financial risk than do purchasing option transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging instruments, would exceed 5% of such series’ net assets. Each Fund will invest in these instruments only in markets believed by NAM to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments

The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds (“short-term investments”). Short-term investments will not exceed 20% of a Fund’s assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S.

Government securities or are rated within the highest grade by Moody’s, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody’s, S&P, and Fitch.

The Funds may invest in the following federally tax-exempt short-term investments:

Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

Municipal Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund’s fees and expenses.

U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

—Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

—Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

—Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

U.S. Government Agencies Securities—Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies’ right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

The Funds may also invest in the following taxable short-term investments:

Certificates of Deposit (CDs)—A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

Commercial Paper—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

Taxable Money Market Funds—These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund’s fees and expenses.

Other Corporate Obligations—The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

Repurchase Agreements—A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

Making of Loans to Issuers of Bonds Already In the Portfolio

A Fund may make a loan to (as opposed to investing in a bond issued by) an entity whose bonds that Fund already owns in its portfolio, in instances where NAM believes that doing so will enhance the value of the Fund’s total investments (both bonds and loans) in obligations of that entity. Typically, such loans will be made to entities suffering severe economic distress, oftentimes in or near bankruptcy. Making a loan to such an entity may enable the entity to remain a “going concern” and enable the entity to both repay the loan as well as be better able to pay interest and principal on the pre-existing bonds, instead of forcing the Fund to liquidate the entity’s assets, which can reduce recovery value. It is generally much more time-consuming and expensive for a troubled entity to issue additional bonds, instead of borrowing, as a means of obtaining liquidity in times of severe financial need.

MANAGEMENT OF THE TRUST

Trustees and Officers

The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at eight, one of whom is an “interested person” (as the term is defined in the 1940 Act and seven of whom are not interested persons (referred to as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

Name, Birthdate and Address	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Trustee who is an interested person of the Trust:

Timothy R. Schwertfeger* 3/28/49 333 West Wacker Drive Chicago, IL 60606	Chairman of the Board and Trustee	Term—Indefinite(1) Length of service— Since 1996	Director (since 1994) and Chairman (since 1996) and Non-Executive Chairman (since July 1, 2007), formerly, Chief Executive Officer (1996-June 30, 2007) of Nuveen Investments, Inc., Nuveen Asset Management and certain other subsidiaries of Nuveen Investments, Inc.; formerly, Director (1996-2006) of Institutional Capital Corporation.	176	See Principal Occupation description

Name, Birthdate and Address	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Trustees who are not interested persons of the Trust:

Robert P. Bremner 8/22/40 333 West Wacker Drive Chicago, IL 60606	Lead Independent Trustee	Term—Indefinite(1) Length of service— Since 1996	Private Investor and Management Consultant.	176	N/A

Jack B. Evans 10/22/48 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of service— Since 2003	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Vice Chairman, United Fire Group, a publicly held company; Member of the Board of Regents for the State of Iowa University System; Director, Gazettte Companies; Life Trustee of Coe College and Iowa College Foundation; Member of the Advisory Counsil of the Department of Finance in the Tippie College of Business, University of Iowa; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	176	See Principal Occupation description

Name, Birthdate and Address	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

William C. Hunter 3/6/48 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of service— Since 2004	Dean, Tippie College of Business, University of Iowa (since July 2006); formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003); Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation; Director, SS&C Technologies, Inc. (May 2005-October 2005).	176	See Principal Occupation description

David J. Kundert 10/28/42 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of service—Since 2005	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; member of Board of Directors, Milwaukee Repertory Theater.	174	See Principal Occupation description

Name, Birthdate and Address	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

William J. Schneider 9/24/44 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of service—Since 1996	Chairman, formerly, Senior Partner and Chief Operating Officer (retired 2004) of Miller-Valentine Partners Ltd., a real estate investment company; formerly, Vice President, Miller-Valentine Realty; Board Member, Chair of the Finance Committee and Member of the Audit Committee, Premier Health Partners, the not-for-profit company of Miami Valley Hospital; Vice President, Dayton Philharmonic Orchestra Association; Board Member, Regional Leaders Forum, which promotes cooperation on economic development issues; Director, Dayton Development Coalition; formerly, Member, Community Advisory Board, National City Bank, Dayton, Ohio and Business Advisory Council, Cleveland Federal Reserve Bank.	176	See Principal Occupation description

Judith M. Stockdale 12/29/47 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of service—Since 1996	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	176	N/A

Name, Birthdate and Address	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Carole E. Stone, 6/28/47 333 West Wacker Drive Chicago, IL 60606	Trustee	Term—Indefinite(1) Length of Service— Since 2007	Director, Chicago Board Options Exchange (since 2006); Chair New York Racing Association Oversight Board (since 2005); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004).	176	See Principal Occupation Description

*	Mr. Schwertfeger is an “interested person” of the Trust, as defined in the 1940 Act, by reason of being Non-Executive Chairman of Nuveen Investments, Inc. and having previously served in various other capacities with Nuveen Investments, Inc. and its subsidiaries.
**	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.
(1)	Trustees serve an indefinite term until his/her successor is elected.

Name, Birthdate and Address	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:

Gifford R. Zimmerman 9/9/56 333 West Wacker Drive Chicago, IL 60606	Chief Administrative Officer	Term—Until July 2007 Length of Service— Since 1996	Managing Director (since 2002), Assistant Secretary and Associate General Counsel, formerly, Vice President and Assistant General Counsel, of Nuveen Investments, LLC; Managing Director (since 2002) and Assistant Secretary and Associate General Counsel, formerly, Vice President (since 2000) of Nuveen Asset Management; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Assistant Secretary of NWQ Investment Management Company, LLC. (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management, Inc. and Symphony Asset Management LLC (since 2003); Assistant Secretary (since 2006) of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC; formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*. Chartered Financial Analyst.	176

Julia L. Antonatos 9/22/63 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 2004	Managing Director (since 2005), formerly Vice President (since 2002); formerly, Assistant Vice President (since 2000) of Nuveen Investments, LLC; Chartered Financial Analyst.	176

Michael T. Atkinson 2/3/66 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 2000	Vice President (since 2002) of Nuveen Investments, LLC.	176

Alan A. Brown 8/1/62 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007(1) Length of Service—Since 2007	Executive Vice President, Mutual Funds, Nuveen Investments, LLC, (since 2005), previously, Managing Director and Chief Marketing Officer (2001-2005).	57

Name, Birthdate and Address	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Peter H. D’Arrigo 11/28/67 333 West Wacker Drive Chicago, IL 60606	Vice President and Treasurer	Term—Until July 2007 Length of Service— Since 1999	Vice President and Treasurer (since 1999) of Nuveen Investments, LLC and of Nuveen Investments, Inc.; Vice President and Treasurer (since 2002) of Nuveen Asset Management and of Nuveen Investments Advisers Inc.; Assistant Treasurer (since 2002) of NWQ Investment Management Company, LLC.; Vice President and Treasurer (since 2003) of Rittenhouse Asset Management, Inc.; Treasurer (since 2003) of Symphony Asset Management LLC and (since 2006) of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC; formerly, Vice President and Treasurer (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Chartered Financial Analyst.	176

Lorna C. Ferguson 10/24/45 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 1998	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC, Managing Director (since 2005) of Nuveen Asset Management; formerly, Managing Director (since 2004) formerly, Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*.	176

William M. Fitzgerald 3/2/64 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 1997	Managing Director (since 2002), formerly, Vice President of Nuveen Investments; Managing Director of Nuveen Asset Management (since 2001); Vice President of Nuveen Investments Advisers Inc. (since 2002); formerly, Managing Director (1997-2004), of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Chartered Financial Analyst.	176

Stephen D. Foy 5/31/54 333 West Wacker Drive Chicago, IL 60606	Vice President and Controller	Term—Until July 2007 Length of Service— Since 1997	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	176

Name, Birthdate and Address	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Walter M. Kelly 2/24/70 333 West Wacker Drive Chicago, IL 60606	Vice President and Chief Compliance Officer	Term—Until July 2007 Length of Service— Since 2004	Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006); Vice President, formerly, Assistant Vice President and Assistant General Counsel (since 2003) of Nuveen Investments, LLC; Vice President (since 2006) and Assistant Secretary (since 2003), formerly, Assistant Vice President of Nuveen Asset Management; previously, Associate (2001-2003) at the law firm of Vedder, Price, Kaufman & Kammholz.	176

David J. Lamb 3/22/63 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 2000	Vice President (since 2000) of Nuveen Investments, LLC; Certified Public Accountant.	176

Tina M. Lazar 8/27/61 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007 Length of Service— Since 2000	Vice President of Nuveen Investments, LLC (since 1999).	176

Larry W. Martin 7/27/51 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Term—Until July 2007 Length of Service— Since 1997	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Assistant Secretary (since 2002) of NWQ Investment Management Company, LLC, Symphony Asset Management, LLC. (since 2003); Assistant Secretary (since 2006) of Tradewinds Global Investors, LLC; formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*.	176

Name, Birthdate and Address	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Kevin J. McCarthy 3/26/66 333 West Wacker Drive Chicago, IL 60606	Vice President and Secretary	Term—Until July 2007(1) Length of Service—Since 2007	Vice President, Nuveen Investments, LLC (since 2007); Vice President and Assistant Secretary, Nuveen Asset Management and Rittenhouse Asset Management, Inc. (since 2007); Vice President and Assistant General Counsel, Nuveen Investments, inc. (since 2007); prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	176

John V. Miller 4/10/67 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007(1) Length of Service—Since 2007	Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Nuveen Investments, LLC; Chartered Financial Analyst.	176

John S. White 5/12/67 333 West Wacker Drive Chicago, IL 60606	Vice President	Term—Until July 2007(1) Length of Service—Since 2007	Vice President (since 2006) of Nuveen Investments, LLC, formerly, Assistant Vice President (since 2002); Lieutenant Colonel (since 2007), United States Marine Corps Reserve, formerly, Major (since 2001).	57

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended May 31, 2007, the Executive Committee did not meet.

The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Robert P. Bremner, David J. Kundert and William J. Schneider. During the fiscal year ended May 31, 2007, the Audit Committee met four times.

The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Carole E. Stone and Judith M. Stockdale. During the fiscal year ended May 31, 2007, the Nominating and Governance Committee met four times.

The Dividend Committee is authorized to declare distributions on the Trust’s shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Judith M. Stockdale and Jack B. Evans. During the fiscal year ended May 31, 2007, the Dividend Committee met three times.

The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are William C. Hunter, William J. Schneider, Chair, Carole E. Stone and Judith M. Stockdale. During the fiscal year ended May 31, 2007, the Compliance, Risk Management and Regulatory Oversight Committee met four times.

The independent directors of the Nuveen Fund Board have appointed Robert P. Bremner as their Lead Director. The role of the Lead Director is one of coordination and assuring the appropriate, effective and efficient functioning of the Board and its processes. Specific responsibilities may include organizing and leading independent director sessions, facilitating and ensuring an appropriate level of communication among the independent directors, leading the assessment of the Board’s effectiveness and working with NAM’s staff and outside counsel on Board meeting agendas, Board material and workshops for directors to ensure that the priorities of the independent directors are addressed.

The Trustees of the Trust are directors or trustees, as the case may be, of 57 Nuveen open-end funds and 119 Nuveen closed-end funds, except that David J. Kundert is trustee of 57 Nuveen open-end funds and 117 closed-end funds.

The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2006:

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert P. Bremner	$0	Over $	100,000
Jack B. Evans	$0	Over $	100,000
William C. Hunter	$0	Over $	100,000
David J. Kundert	$0	Over $	100,000
William J. Schneider	$0	Over $	100,000
Timothy R. Schwertfeger	$0	Over $	100,000
Judith M. Stockdale	$0	Over $	100,000
Carole E. Stone[1]	$0		$0

[1]	Carole E. Stone was appointed to the Board of Trustees of the Nuveen Funds effective January 1, 2007.

No independent trustee owns beneficially or of record any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.

The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the “Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Plan.

The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2007.

Name of Trustee	Aggregate Compensation From Trust[1]	Amount of Total Compensation that Has Been Deferred[2]	Total Compensation from Fund and Fund Complex[3]
Robert P. Bremner	$2,856	$251	$195,279
Lawrence H. Brown[4]	2,819	—	183,829
Jack B. Evans	2,988	435	194,329
William C. Hunter	2,326	1,309	145,829
David J. Kundert	2,499	1,406	158,329
William J. Schneider	2,822	1,582	181,614
Judith M. Stockdale	2,442	847	153,000
Carole E. Stone[5]	527	—	37,250
Eugene S. Sunshine[6]	2,548	1,442	165,329

[1]	The compensation paid to the independent trustees for the fiscal year ended May 31, 2007 for services to the Trust.

[2]

Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ended May 31, 2007 for services to the open-end and closed-end funds advised by NAM.

[4]	Lawrence H. Brown served on the Board of Trustees through June 30, 2007.

[5]	Carole E. Stone was appointed to the Board of Trustees of the Nuveen Funds effective January 1, 2007.

[6]	Eugene S. Sunshine served on the Board of Trustees through July 31, 2007.

Compensation

Prior to January 1, 2007, for all Nuveen Funds, independent trustees received a $90,000 annual retainer plus (a) a fee of $2,500 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $2,000 per meeting for attendance in person where such in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an audit committee meeting; (d) a fee of $1,500 per meeting for attendance in person at a compliance, risk management and regulatory oversight committee meeting where in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the dividend committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the executive committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the lead independent trustee receives $20,000, the chairpersons of the audit committee and the compliance, risk management and regulatory oversight committee receive $7,500 and the chairperson of the nominating and governance committee receives $5,000 as additional retainers to the annual retainer paid to such individuals. Independent trustees also receive a fee of $2,000 per day for site visits on days on which no regularly scheduled board meeting is held to entities that provide services to the Nuveen Funds. When ad hoc committees are organized, the nominating and governance committee will at the time of formation determine compensation to be paid to the members of such committee, however, in general such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2007, for all Nuveen Funds, independent trustees receive a $95,000 annual retainer plus (a) a fee of $3,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $2,000 per meeting for attendance in person or by telephone where in-person attendance is required and $1,500 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an audit committee meeting; (d) a fee of $1,500 per meeting for attendance in person or by telephone at a regularly scheduled compliance, risk management and regulatory oversight committee meeting (d) a fee of $1,500 per meeting for attendance in person at a non-regularly scheduled compliance, risk management and regulatory oversight committee meeting where in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required, except that the chairperson of the compliance, risk management and regulatory oversight committee may at any time designate a non-regularly scheduled meeting of the committee as an in-person meeting for the purposes of fees to be paid; (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the dividend committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the executive committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the lead independent trustee receives $25,000, the chairpersons of the audit committee and the compliance, risk management and regulatory oversight committee receive $7,500 and the chairperson of the nominating and governance committee receives $5,000 as additional retainers to the annual retainer paid to such individuals. Independent trustees also receive a fee of $2,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting is held. When ad hoc committees are organized, the nominating and governance committee will at the time of formation determine compensation to be paid to the members of such committee, however, in general such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the funds managed by the Adviser, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

The trustee affiliated with Nuveen and NAM continues to serve without any compensation from the Funds.

As of September 10, 2007, the officers and trustees of the Trust, in the aggregate, owned less than 1% of the shares of each of the Funds.

The following table sets forth the percentage ownership of each person, who, as of September 10, 2007, owns of record, or is known by the Trust to own of record or beneficially 5% or more of any class of a Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Arizona Municipal Bond Fund Class A Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	5.41%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97E76 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	19.62%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	5.64%

Nuveen Arizona Municipal Bond Fund Class B Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97ND2 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	26.70%

	RBC Dain Rauscher FBO Janet and Alvin Krupp Family 1234 5th Avenue Safford, AZ 85546-2905	6.05%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Arizona Municipal Bond Fund Class C Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97GX6 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	34.70%

	A G Edwards & Sons Inc. FBO Sarah E. Weissinger Reed Weissinger W 897 County Road EE De Pere, WI 54115	6.07%

Nuveen Arizona Municipal Bond Fund Class R Shares	UBS Financial Services Inc. FBO Lois Irene Jones TTEE Lois Irene Jones Trust 8656 N. 84th Street Scottsdale, AZ 85258-2431	8.02%

	Charles Schwab & Co, Inc. for the Benefit of their Customers P.O. Box 173797 Denver, CO 80217-3797	9.05%

Nuveen Colorado Municipal Bond Fund Class A Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	7.33%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 971X9 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	14.80%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Colorado Municipal Bond Fund Class B Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97NC0 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	20.72%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	5.41%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.83%

	A G Edwards & Sons Inc. FBO W 897 County Road EE De Pere, WI 54115	5.58%

Nuveen Colorado Municipal Bond Fund Class C Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97ND9 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	56.60%

Nuveen Colorado Municipal Bond Fund Class R Shares	Raymond Munyon Lisa Ann Munyon & Renee L. Miller Trust Munyon Family Irrevocable Trust 7650 Kline Drive Arvada, CO 80005-3776	14.37%

	Wells Fargo Investments LLC Minneapolis, MN 55402-2308	33.80%

	Wells Fargo Investments LLC Minneapolis, MN 55402-2308	5.91%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Florida Preference Municipal Bond Fund Class A Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	5.97%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97E80 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	23.25%

Nuveen Florida Preference Municipal Bond Fund Class B Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	5.12%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97ND3 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	23.29%

Nuveen Florida Preference Municipal Bond Fund Class C Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	6.60%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97GX3 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	34.78%

Nuveen Florida Preference Municipal Bond Fund Class R Shares	Frank H. Poe Frank H. Poe Trust 425 S. Dixie Highway Coral Gables, FL 33146-2202	13.31%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
	Patterson & Co Omnibus Cash 1525 West WT Harris BLVD Charlotte NC 28288-0001	21.04%

Nuveen Maryland Municipal Bond Fund Class A Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97E83 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	20.73%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	5.45%

	Charles Schwab & Co, Inc. for the Benefit of their Customers P.O. Box 173797 Denver, CO 80217-3797	6.01%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	7.21%
Nuveen Maryland Municipal Bond Fund Class B Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	7.58%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97NB4 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	24.63%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
	NFS LLC FEBO Alan F. Reabson Ruth Kirschstein 6 West Drive Betheseda, MD 20814-1510	10.29%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	6.55%

Nuveen Maryland Municipal Bond Fund Class C Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97GX7 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	24.99%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	10.96%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	12.62%
Nuveen Maryland Municipal Bond Fund Class R Shares	Charles Schwab & Co Inc for the Benefit of their Customers P.O. Box 173797 Denver, Co 80217-3797	12.32%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	6.56%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
	Patterson & Co Omnibus Cash 1525 West WT Harris BLVD Charlotte NC 28288-0001	10.43%

Nuveen New Mexico Municipal Bond Fund Class A Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	14.92%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97AF5 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	16.24%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	12.92%

Nuveen New Mexico Municipal Bond Fund Class B Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97NC7 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	13.12%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	9.74%

Nuveen New Mexico Municipal Bond Fund Class C Shares	Carla Mae Greenleaf, POA Richard E Greenleaf, Gen. Partner Richard E Greenleaf LP No.1 7325 Welton Drive, NE Albuquerque NM 87109-3990	13.40%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin Sec 97NE1 4800 Deer Lake Dr. E. 3rd Floor Jacksonville, FL 32246-6484	18.58%

	Raymond James & Assoc Inc for the Benefit of Gebhart Trust 880 Carillon Parkway St. Petersburg, FL 33716-1100	7.93%

	Raymond James & Assoc Inc. for the Benefit of Hillerman R. 880 Carillon Parkway St. Petersburg, FL 33716-1100	6.11%

	Morgan Stanley DW Harborside Financial Center Attn: Mutual Funds Operations Plaza Two, 2nd Floor Jersey City, NY 07311	5.12%

Nuveen New Mexico Municipal Bond Fund Class R Shares	Mary Swickard 84 Barcelona Avenue Los Alamos, NM 87544-3428	32.41%

	William V. Mason and Jean C. Mason 200 Oak Street, NE Albuquerque, NM 87106-4740	7.30%

	ANB 400 & Co PO Box 1 Amarillo, TX 79105-0001	9.62%

	NFS LLC FEBO DBA Strobro Bank of Hawaii PO Box 1930 Honolulu, HI 96805-1930	17.30%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Pennsylvania Municipal Bond Fund Class A Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97E74 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	12.14%

Nuveen Pennsylvania Municipal Bond Fund Class B Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97ND6 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	21.09%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	5.07%

	Paul D. Fogel JT WROS Cleo M. Fogal 237 Bear Creek Lake Drive Jim Thorpe, PA 18229-2817	6.19%

Nuveen Pennsylvania Municipal Bond Fund Class C Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97GX4 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	44.58%

Nuveen Pennsylvania Municipal Bond Fund Class R Shares	Patterson & Co Omnibus Cash 1525 West WT Harris BLVD Charlotte NC 28288-0001	16.03%

	Wachovia Bank, N.A. Omnibus Cash/REIN 1525 West WT Harris BLVD Charlotte, NC 28288-0001	29.24%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
Nuveen Virginia Municipal Bond Fund Class A Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97E81 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	10.97%

Nuveen Virginia Municipal Bond Fund Class B Shares	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	8.36%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97ND7 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	19.60%

Nuveen Virginia Municipal Bond Fund Class C Shares	MLPF&S for the Sole Benefit of its Customers Attn: Fund Admin. Sec. 97GX2 4800 Deer Lake Drive E. 3rd Floor Jacksonville, FL 32246-6484	34.26%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001-2402	16.52%

Nuveen Virginia Municipal Bond Fund Class R Shares	Charles Schwab & Co, Inc. for the Benefit of their Customers P.O. Box 173797 Denver, CO 80217-3797	17.63%

	Wachovia Bank 1525 West WT Harris BLVD Charlotte, NC 28288-0001	6.76%

Name of Fund and Class	Name and Address of Owner	Percentage of Ownership
	Prudential Investment Management Attn: PRUCHOICE Unit FBO Mutual Funds Clients Mail Stop 194-201 194 Wood Avenue South Iselin, NJ 08830-2710	6.95%

	Patterson & Co Omnibus Cash 1525 West WT Harris BLVD Charlotte NC 28288-0001	21.66%

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See “Fund Service Providers” in the Prospectus.

NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds’ shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of Nuveen Investments, which currently is a publicly-traded company.

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, and will result in the automatic termination of each agreement. The Board of Trustees of the Funds has considered a new investment management agreement with NAM. The new agreement is expected to be presented to the Funds’ shareholders for approval at the shareholder’s meeting scheduled for October 12, 2007 and, if so approved by shareholders, would take effect upon consummation of the merger or such later time as shareholder approval is obtained.

The investors, led by Madison Dearborn Partners, LLC, include an affiliate of Merrill Lynch. Upon consummation of the merger, it is anticipated that Merrill Lynch and its affiliates will be indirect “affiliated persons” (as that term is defined in the 1940 Act) of the Funds. As a result, the Funds would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM and the Funds do not believe that any such prohibition or limitation would have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

There will be no change in the portfolio management of the Funds or in the Funds’ investment objectives or policies as a result of these transactions.

Each Fund’s management fee is divided into two components—a complex-level component, based on the aggregate amount of all funds assets managed by NAM and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

Each Fund’s management fee equals the sum of a fund-level fee and a complex-level fee.

Each of the Funds has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375%
For the next $250 million	.3250%
For the next $500 million	.3125%
For the next $1 billion	.3000%
For the next $3 billion	.2750%
For net assets over $5 billion	.2500%

The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of June 30, 2007, the complex-level fee rate was .1828%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level(1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996%
$57 billion	.1989%
$60 billion	.1961%
$63 billion	.1931%
$66 billion	.1900%
$71 billion	.1851%
$76 billion	.1806%
$80 billion	.1773%
$91 billion	.1691%
$125 billion	.1599%
$200 billion	.1505%
$250 billion	.1469%
$300 billion	.1445%

Prior to August 20, 2007, the complex-level fee schedule was as follows:

Complex-Level Asset Breakpoint Level(1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996%
$57 billion	.1989%
$60 billion	.1961%
$63 billion	.1931%
$66 billion	.1900%
$71 billion	.1851%
$76 billion	.1806%
$80 billion	.1773%
$91 billion	.1698%
$125 billion	.1617%
$200 billion	.1536%
$250 billion	.1509%
$300 billion	.1490%

(1)

The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund, including assets attributable to preferred stock issued by or borrowings by the Nuveen Funds) of Nuveen-sponsored funds in the U.S.

For the last three fiscal years, the Funds paid net management fees as follows:

	Management Fees Net of Expense Reimbursement Paid to NAM for the Fiscal Year Ended			Fee Waivers and Expense Reimbursements from NAM for the Fiscal Year Ended
	5/31/05	5/31/06	5/31/07	5/31/05	5/31/06	5/31/07
Nuveen Arizona Municipal Bond Fund	$534,847	$516,362	$473,767	—	—	—
Nuveen Colorado Municipal Bond Fund	237,387	231,716	231,924	—	—	—
Nuveen Florida Preference Municipal Bond Fund	1,695,337	1,621,788	1,553,611	—	—	—
Nuveen Maryland Municipal Bond Fund	606,066	636,310	715,419	—	—	—
Nuveen New Mexico Municipal Bond Fund	293,667	304,685	315,075	—	—	—
Nuveen Pennsylvania Municipal Bond Fund	863,264	896,513	1,038,185	—	—	—
Nuveen Virginia Municipal Bond Fund	1,331,275	1,465,387	1,608,827	—	—	—

In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

The Funds, the other Nuveen Funds, NAM and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen Fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund’s anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

The Portfolio Managers

Unless otherwise indicated, the information below is provided as of the date of this SAI.

The following individuals have primary responsibility for the day-to-day implementation of the Funds’ investment strategies:

Name	Fund
Scott R. Romans	Nuveen Arizona Municipal Bond Fund Nuveen Colorado Municipal Bond Fund Nuveen New Mexico Municipal Bond Fund
Daniel J. Close	Nuveen Florida Preference Municipal Bond Fund
Cathryn P. Steeves	Nuveen Maryland Municipal Bond Fund Nuveen Pennsylvania Municipal Bond Fund Nuveen Virginia Municipal Bond Fund

Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Daniel J. Close	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	26 0 2	$4.90 billion $0 $0.18 million
Scott R. Romans	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	26 0 4	$6.00 billion $0 $0.45 million
Cathryn P. Steeves	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	39 0 0	$7.70 billion $0 $0
*	Assets are as of May 31, 2007. None of the assets in these accounts are subject to an advisory fee based on performance.

Compensation. Each portfolio manager’s compensation consists of three basic elements—base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager’s total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager’s investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments (the parent company of NAM). Although investment performance is a factor in determining the portfolio manager’s compensation, it is not necessarily a decisive factor. The portfolio manager’s performance is evaluated in part by comparing manager’s performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund’s specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of April 30, 2007, the S&P/Investortools Municipal Bond index was comprised of 50,300 securities with an aggregate current market value of $985 billion.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. NAM is not under any current contractual obligation to increase a portfolio manager’s base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager’s supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to NAM’s investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to NAM’s investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments in achieving its business objectives.

Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by Nuveen Investments. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

Material Conflicts of Interest. Each portfolio manager’s simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. NAM, however, believes that such potential conflicts are mitigated by the fact that NAM has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager, although the allocation procedures may provide allocation preferences to funds with special characteristics (such as favoring state funds versus national funds for allocations of in-state bonds). In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of May 31, 2007, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Funds and other Nuveen Funds managed by NAM’s municipal investment team:

Name of Portfolio Manager	Fund	Dollar range of equity securities beneficially owned in Fund	Dollar range of equity securities beneficially owned in the remainder of Nuveen funds managed by NAM’s municipal investment team

Daniel J. Close	Florida Preference Municipal Bond Fund	$0	$0

Scott R. Romans	Arizona Municipal Bond Fund Colorado Municipal Bond Fund New Mexico Municipal Bond Fund	0 0 0	$10,001 - $50,000

Cathryn P. Steeves	Maryland Municipal Bond Fund Pennsylvania Municipal Bond Fund Virginia Municipal Bond Fund	0	$10,001 - $50,000

No portfolio manager beneficially owns any stock issued by the Funds because all of the Funds are state-specific and provide exemption from both regular federal, state and/or income tax for residents of the state in question, while the portfolio managers, each of whom lives in Illinois, would not benefit from that double or triple tax exemption and would be better off investing in a nationally diversified fund.

Proxy Voting Policies

The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer’s credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund’s interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund’s Board of Trustees on its control activities on a quarterly basis.

In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund’s Board of Trustees or its representative. A member of NAM’s legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission (“SEC”) on Form N-PX, and the results provided to the Fund’s Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

NAM is responsible for decisions to buy and sell securities for the Funds, the negotiation of the prices to be paid or received for principal trades, and the allocation of transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Brokerage will not be allocated based on the sale of a Fund’s shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it may be NAM’s practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to NAM’s own research efforts, the receipt of research information is not expected to reduce significantly NAM’s expenses. For certain secondary market transactions where the execution capability of two brokers is judged to be of substantially similar quality, NAM may randomly select one of them. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

NAM may manage other investment companies and investment accounts for other clients that may have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM’s organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund’s shares by State Street Bank & Trust Company, the Funds’ custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the “NYSE”) is normally open for trading. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund’s assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

In determining net asset value for the Funds, the Funds’ custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principal, the current “fair value” of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.

TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% gross income test”). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), the securities (other than the securities of other regulated investment companies) of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than “net capital gain” (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their share of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

Treasury regulations generally permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder’s tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

If a Fund has both tax-exempt and taxable income, it will use the “average annual” method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund’s taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund’s taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when NAM would not have chosen to sell such securities and which may result in taxable gain or loss.

If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund’s losses, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Because the taxable portion of a Fund’s investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.

Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one one year or less and other ordianry income will generally be taxed at ordinary income rates.

All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder’s tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder’s tax basis in the shares disposed of) rather than tax-exempt interest.

In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund’s current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are “substantial users” of the facilities financed by such bonds or “related persons” of such “substantial users,” the Funds may not be an appropriate investment for shareholders who are considered either a “substantial user” or a “related person” within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code is included as an item of tax preference in determining the amount of a taxpayer’s alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income (“adjusted current earnings”) and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation’s adjusted current earnings.

Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder’s social security or railroad retirement benefits will be subject to federal income tax.

The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the code.

State Tax Matters

The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and which are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund’s transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Recent Judicial Developments

In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state’s exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the next term of the United States Supreme Court, which commences on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by the Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Fund shares.

Arizona

The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under §5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund’s shareholders.

The Arizona Fund is not subject to the Arizona corporate income tax.

Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund’s shareholders.

The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Preference Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Preference Fund transactions.

The following is based on the assumptions that the Florida Preference Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Preference Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Preference Fund’s shareholders.

The Florida Preference Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Preference Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Preference Fund will not be subject to the Florida intangible personal property tax.

Shares of the Florida Preference Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund’s assets consist of tax-exempt obligations of Florida and its political subdivisions (“Florida Obligations”) or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law (“Federal Obligations”). If more than 10 percent of the Fund’s assets consist of any other types of assets on that date, then the entire value of the Fund’s shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).

All distributions by the Florida Preference Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Preference Fund will be subject to the Florida corporate income tax.

Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland

The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause

Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund’s shareholders.

The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions (“Maryland Obligations”) or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law (“Federal Obligations”) will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.

New Mexico

The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund’s shareholders.

The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

For 2006, individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to the greater of $1,000 or 40% of net capital gain for such taxable year. Therefore, capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.

Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund’s shareholders.

The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.

Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund’s shareholders.

The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities (“Virginia Obligations”) or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law (“Federal Obligations”) will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund’s classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan and $250 for accounts opened through fee-based programs). The Funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Each Fund has established a maximum purchase limit for the Class B shares of the Funds. Purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval.

Each Fund has established a maximum purchase limit for the Class C shares of the Funds. Purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval.

Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of .20%. See “Distribution and Service Plan.” Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on May 31, 2007, of Class A Shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.

Net Asset Value per share	$10.61
Per Share Sales Charge—4.20% of public offering price (4.43% of net asset value per share)	.47

Per Share Offering Price to the Public	$11.08

The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

Rights of Accumulation

You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify Nuveen or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to a financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify Nuveen or the Fund’s transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Group Purchase Programs

If you are a member of a qualified group, you may purchase Class A Shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group’s purchases taken as a whole. A “qualified group” is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant’s account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group’s financial advisor, by calling Nuveen toll-free at (800) 257-8787.

Elimination of Sales Charge on Class A Shares

Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

•	investors purchasing $1,000,000 or more (Nuveen may pay financial intermediaries on Class A sales of $1 million and above up to an additional 0.25% of the purchase amount);
•	officers, trustees and former trustees of the Nuveen and former Flagship Funds;
•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents,

children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s sibling);
•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;
•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and
•

with respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares, Nuveen will pay financial intermediaries a sales commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the financial intermediary elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund’s transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

•

officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;
•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

(Any shares purchased by the investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.)

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
•	institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;
•	clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans.

In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Intermediate Duration Municipal Bond Fund, formerly called Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

The reduced sales charge programs may be modified or discontinued by the Funds at any time.

If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A Shares.

For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge (“CDSC”). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder’s financial advisor agreed to waive the right to receive an advance of the first year’s distribution and service fee).

In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following special circumstances: 1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund’s shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund’s systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year’s fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual

Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities). The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.

Frequent Trading Policy

The Funds’ Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip

A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations

Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

3. Enforcement

Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds’ Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds’ policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; and (ix) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code (“Code”) from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account: are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2 and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

General Matters

The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

In addition to the types of compensation to dealers to promote sales of fund shares that are described in the Prospectus, Nuveen may from time to time make additional reallowances only to certain financial intermediaries who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such financial intermediaries’ representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating financial intermediary for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the financial intermediary and Nuveen Funds and Nuveen Defined Portfolios.

Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds’ net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor’s behalf.

For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see “How to Buy Shares” and “Systematic Investing” in the applicable Prospectus.

If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services (“BFDS”), the Funds’ shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on August 1, 2007 (“Distribution Agreement”). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds’ shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds’ shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds’ shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plan.” Nuveen receives any CDSCs imposed on redemptions of shares.

The following table sets forth the aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

	Fiscal Year Ended May 31, 2005		Fiscal Year Ended May 31, 2006		Fiscal Year Ended May 31, 2007
Fund	Amount of Underwriting Commissions	Amount Retained By Nuveen	Amount of Underwriting Commissions	Amount Retained By Nuveen	Amount of Underwriting Commissions	Amount Retained By Nuveen
Nuveen Arizona Municipal Bond Fund	$135	$18	$ 66	$ 9	$ 79	$ 8
Nuveen Colorado Municipal Bond Fund	82	11	45	6	35	6
Nuveen Florida Preference Municipal Bond Fund	237	33	211	26	91	13
Nuveen Maryland Municipal Bond Fund	112	15	135	18	261	28
Nuveen New Mexico Municipal Bond Fund	71	11	145	20	137	21
Nuveen Pennsylvania Municipal Bond Fund	110	13	167	24	95	13
Nuveen Virginia Municipal Bond Fund	267	34	356	45	249	33

Other compensation to certain dealers

NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or (b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm’s financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.

In 2007, NAM expects that it will pay additional compensation to the following dealers:

A.G. Edwards & Sons, Inc.

Ameriprise Financial

Linsco - Private Ledger

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley DW Inc.

Raymond James Financial

Smith Barney

UBS Financial Services Inc.

Wachovia Securities, LLC

DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a policy on the disclosure of portfolio holdings which provides that a Fund, (including its investment adviser, distributor, any subadviser, and agents and employees thereof) may not disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. Under the policy, persons associated with the Funds may not solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. Portfolio holdings information may be provided to third parties if such information has been included in the Funds’ public filings with the SEC or is disclosed on the Funds’ publicly accessible Web site, www.nuveen.com, information posted on the website may be separately provided to any person commencing the day after it is first posted. For Municipal Funds, this information is posted monthly approximately 5 business days after the end of the month as of which the information is current, For other Funds this information is posted monthly approximately 5 business days after the end of the month following the month as of which the information is current. Additionally, each Fund posts on the website a list of top ten holdings as of the end of each month, approximately 5 business days after the end of the month as of which the information is current, The Funds reserve the right to revise this posting schedule in the future. The information posted will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties if the recipient is required to keep the information confidential and not misuse it, either by virtue of the recipient’s duties to the Funds as an agent or service provider or by explicit agreement. In this connection, portfolio holdings information will be disclosed on an ongoing basis in the normal course of investment and administrative operations to service providers, including the Funds’ investment adviser, subadvisers, distributor, independent registered public accounting firm, custodian and fund accounting agent. Portfolio holdings information will also be provided to financial printers (including R.R. Donnelley Financial, Financial Graphic Services), proxy voting services (including Institutional Shareholder Services, ADP Investor Communication Services and Glass, Lewis & Co.), vendors that assist with the pricing of portfolio holdings (including Interactive Data Corporation and Standard & Poor’s), firms that have been retained by the Fund or Its adviser or subadviser to process corporate actions or file proof of claims (including Securities Class Action Services), and legal counsel to the Funds, the Funds’ independent directors, or investment advisers (including Bell, Boyd & Lloyd LLC and Chapman and Cutler LLP). The Funds’ investment adviser or subadvisers may also provide portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of information, including limitations on the scope of the portfolio holdings information disclosed.

A Fund or its investment adviser or sub-adviser(s) may also provide portfolio holdings information on an ongoing basis to third parties that provide portfolio analytical tools or assistance with portfolio accounting, straight-through processing or trade order management (including Vestek Systems, Thompson Financial, Factset Research Systems and Advent Software), trading cost analysis (including Elkins/McSherry, LLC and Abel/Noser Corp.) or other portfolio management services; third parties that supply their analyses of holdings information, but not the holdings information itself, to their clients (including retirement plan sponsors or their consultants); and certain independent rating and ranking organizations (including Standard & Poor’s, Moody’s Investor Services and Lipper, Inc.). A Fund or its investment adviser, subadviser or distributor may also provide portfolio holdings information to third party firms for due diligence purposes in connection with the firm’s decision to offer or continue to offer Fund shares to customers or in anticipation of a merger involving a Fund, or in other circumstances. To the extent that these disclosures are made prior to the posting of the information on the publicly available website, designated officers of the Funds must first make a determination that there is a legitimate business purpose for doing so and the recipient is subject to a duty to maintain the confidentiality of the information and not misuse it.

Portfolio holdings information will also be disclosed as required by law to regulatory agencies, listing authorities or in connection with litigation,

Compliance personnel of the Funds and their investment adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the policy. Reports are made periodically to the Funds’ Board.

There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

The distribution fee applicable to Class B and Class C Shares under each Fund’s 12b-1 Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund’s 12b-1 Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the 12b-1 Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the 12b-1 Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the 12b-1 Plan applicable to Class C Shares.

During the fiscal year ended May 31, 2007, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to financial intermediaries for providing services to shareholders relating to their investments. To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to financial intermediaries.

12b-1 Fees Incurred by each Fund for the Fiscal Year Ended May 31, 2007
Nuveen Arizona Municipal Bond Fund:
Class A	$121,765
Class B	34,371
Class C	67,961

Nuveen Colorado Municipal Bond Fund:
Class A	$ 63,976
Class B	33,489
Class C	47,148

Nuveen Florida Preference Municipal Bond Fund:
Class A	$349,804
Class B	165,482
Class C	195,344

Nuveen Maryland Municipal Bond Fund:
Class A	$119,533
Class B	109,623
Class C	144,004
Nuveen New Mexico Municipal Bond Fund:
Class A	$ 92,552
Class B	35,293
Class C	57,774

12b-1 Fees Incurred by each Fund for the Fiscal Year Ended May 31, 2007
Nuveen Pennsylvania Municipal Bond Fund:
Class A	$160,628
Class B	83,783
Class C	231,006

Nuveen Virginia Municipal Bond Fund:
Class A	$379,779
Class B	153,776
Class C	251,616

Under each Fund’s 12b-1 Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the 12b-1 Plan. The 12b-1 Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not “interested persons” and who have no direct or indirect financial interest in the 12b-1 Plan or by vote of a majority of the outstanding voting securities of such class. The 12b-1 Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the 12b-1 Plan cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. The 12b-1 Plan may not be amended to increase materially the cost that a class of shares may bear under the 12b-1 Plan without the approval of the shareholders of the affected class, and any other material amendments of the 12b-1 Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the 12b-1 Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois, 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under “Financial Highlights” in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.

The custodian of the Funds’ assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.

The Funds’ transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021.

FINANCIAL STATEMENTS

The audited financial statements for each Fund’s most recent fiscal year appear in each Fund’s Annual Report. Each Fund’s Annual Report is incorporated by reference into this Statement of Additional Information and is available without charge by calling (800) 257-8787.

APPENDIX A

Ratings of Investments

The four highest ratings of Moody’s for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the “best quality.” The rating of Aa is assigned to Municipal Obligations that are of “high quality by all standards,” but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as “high grade bonds.” Municipal Obligations that are rated A by Moody’s possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, that suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody’s are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody’s bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds that have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest “investment grade” security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because Municipal Obligations rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.” Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-1

The “Other Corporate Obligations” category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody’s. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody’s corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund’s portfolio, but NAM will consider such an event in its determination of whether the Fund should continue to hold such obligation.

A-2

APPENDIX B

DESCRIPTION OF DERIVATIVES AND HEDGING TECHNIQUES

Set forth below is additional information regarding the various Funds’ use of derivatives and hedging techniques, and use of repurchase agreements.

Futures and Index Transactions

Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”).

The purchase of financial futures is for the purpose of hedging a Fund’s existing or anticipated holdings of long-term debt securities or for otherwise adjusting the investment characteristics of a Fund’s Portfolio. When a Fund purchases a financial future, it deposits in cash or securities an “initial margin” of between 1% and 5% of the contract amount. Thereafter, the Fund’s account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

The sale of financial futures is for the purpose of hedging a Fund’s existing or anticipated holdings of long-term debt securities or for otherwise adjusting the investment characteristics of a Fund’s Portfolio. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund’s portfolio would decline, but the value of the Fund’s financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge. Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

Options on Financial Futures. The Funds may also purchase or sell put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds, U.S. Treasury Notes, and/or Eurodollar futures contracts on The Chicago Board of Trade or the Chicago Mercantile Exchange. The purchase of put options on financial futures is analogous to the purchase or sale of put options by a Fund on its portfolio securities to hedge against the risk of rising or declining interest rates. As with options on debt securities, the holder of an option may terminate his position by buying or selling an option of the same type. There is no guarantee that such closing transactions can be effected.

Index Contracts

Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash—rather than any security—equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

Index Options. The Funds may also purchase or sell put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in NAM’s opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund’s board of trustees (“Qualified Institutions”). NAM will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund’s board of trustees.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund’s investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund’s ability to use swap agreements. The swap market is largely unregulated.

MAI-MS1-0906D

MAI-MS1-0907D

PART C—OTHER INFORMATION

Item 23: Exhibits.

a.1	Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.2	Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.3	Amended Establishment and Designation of Series of Shares of Beneficial Interest dated September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.4	Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.5	Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

b.	By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

c.	Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.1	Investment Management Agreement between Registrant and Nuveen Asset Management dated July 26, 2005. Filed as Exhibit d.1 to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.2	Renewal of Investment Management Agreement dated May 23, 2007. To be filed by amendment.

e.1	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

e.2	Renewal of Distribution Agreement dated August 1, 2007. To be filed by amendment.

e.3	Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed as Exhibit e.3 to Post-Effective Amendment No. 10 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

e.4	Form of Rule 22c-2 Agreement. Filed as Exhibit e.4 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

f.	Not applicable.

g.1	Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust’s Registration Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

g.2	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. Filed as Exhibit g.2 to Post-Effective Amendment No. 13 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

g.3

Appendix to the Amended and Restated Master Custodian Agreement. Filed as Exhibit g.3 to Post-Effective Amendment No. 15 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

h.1	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust’s Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

h.2	Schedule dated March 23, 2006 to the Transfer Agency and Service Agreement. Filed as Exhibit h.2 to Post-Effective Amendment No. 15 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

i.	Opinion of Morgan, Lewis & Bockius LLP. To be filed by amendment.

j.	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Filed herewith.

k.	Not applicable.

l.	Not applicable.

m.	Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

n.	Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

o.	Not applicable.

p.

Code of Ethics and Reporting Requirements dated February 1, 2005 as amended through February 25, 2007. Filed as Exhibit p to Post-Effective Amendment No. 16 to Nuveen Municipal Trust’s Registration Statement on form N-1A (file No. 333-14725) and incorporated herein by reference thereto.

q.

Original Powers of Attorney for all of Registrant’s Trustees authorizing, among others, Gifford R. Zimmerman and Kevin J. McCarthy to execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective Amendment No. 17 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

Item 24: Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25: Indemnification

Section 4 of Article XII of Registrant’s Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Asset Management (“NAM”) serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
John P. Amboian, Chief Executive Officer, President and Director

Chief Executive Officer, President and Director of Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc.; Nuveen Investments, LLC, NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; formerly, President and Director of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
John L. MacCarthy, Senior Vice President, Secretary and General Counsel

Senior Vice President, General Counsel and Secretary (since March 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc. and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary of Nuveen Investments Advisers Inc.; Secretary of NWQ Investment Management Company, LLC, Symphony Asset Management, LLC, Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC; formerly, Partner in the law firm of Winston & Strawn LLC.

Stuart J. Cohen, Vice President, Assistant Secretary and Assistant General Counsel

Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc.; and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller

Vice President and Corporate Controller of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President and Controller of Nuveen Investments, Inc.; Vice President of NWQ Holdings, LLC and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC and HydePark Investment Strategies, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC; formerly, Managing Director and Chief Compliance Officer (2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
Glenn R. Richter, Executive Vice President	Executive Vice President and Chief Administrative Officer of Nuveen Investment, Inc.; Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were organized into Nuveen Asset Management, effective January 1, 2005.

Item 27: Principal Underwriters

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III and Nuveen Investment Trust V. Nuveen has also served or is serving as co-managing underwriter to Nuveen Tax-Advantaged Dividend Growth Fund, a closed-end management type investment company.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer, President and Director	None

William Adams IV 333 West Wacker Drive Chicago, Illinois 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Peter H. D’Arrigo 333 West Wacker Drive Chicago, IL 60606	Vice President and Treasurer	Vice President and Treasurer

Stephen D. Foy 333 West Wacker Drive Chicago, Illinois 60606	Vice President and Funds Controller	Vice President and Controller

Robert B. Kuppenheimer 333 West Wacker Drive Chicago, Illinois 60606	Vice President	None

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Vice President Secretary and General Counsel	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Vice President, Assistant General Counsel and Assistant Secretary	Vice President and Secretary

Larry W. Martin 333 West Wacker Drive Chicago, Illinois 60606	Vice President, Assistant General Counsel and Assistant Secretary	Vice President and Assistant Secretary

Paul C. Williams 333 West Wacker Drive Chicago, Illinois 60606	Vice President	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, Illinois 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28: Location of Accounts and Records

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services

Not applicable.

Item 30: Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 25th day of September, 2007.

NUVEEN MULTISTATE TRUST I

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy, Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)		September 25, 2007

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (Principal Executive Officer)		September 25, 2007

TIMOTHY R. SCHWERTFEGER	Chairman of the Board and Trustee	ý ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï þ	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact September 25, 2007
ROBERT P. BREMNER	Trustee
JACK B. EVANS	Trustee
WILLIAM C. HUNTER	Trustee
DAVID J. KUNDERT	Trustee
WILLIAM J. SCHNEIDER	Trustee
JUDITH M. STOCKDALE	Trustee
CAROLE E. STONE	Trustee

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Kevin J. McCarthy to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission as Exhibit q to Post-Effective Amendment No. 17 to Nuveen Multistate Trust II’s Registration Statement on Form N-1A (File No. 333-14729) and is incorporated herein by reference thereto.

EXHIBIT INDEX

Exhibit	Name

j.	Consent of PricewaterhouseCoopers LLP.